Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	ORBK
Entity Registrant Name	ORBOTECH LTD
Entity Central Index Key	0000749037
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	43,403,894
Entity Voluntary Filers	No

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 260,761	$ 151,237
Short-term bank deposits	3,014	145,292
Marketable securities	2,238
Accounts receivable:
Trade	164,498	196,232
Other	29,908	26,163
Deferred income taxes	7,862	6,580
Inventories	93,854	105,109
Total current assets	562,135	630,613
INVESTMENTS AND OTHER NON-CURRENT ASSETS:
Marketable securities	12,788
Funds in respect of employee rights upon retirement	11,280	11,846
Deferred income taxes	13,634	8,999
Other long-term investments and receivables	1,880	2,426
Assets, Non-current, Total	39,582	23,271
PROPERTY, PLANT AND EQUIPMENT, net	24,715	26,664
GOODWILL	12,444	12,444
OTHER INTANGIBLE ASSETS, net	14,442	54,491
Total assets	653,318	747,483
CURRENT LIABILITIES:
Current maturities of long-term bank loan	64,000	32,000
Accounts payable and accruals:
Trade	27,587	32,357
Other	51,895	57,590
Deferred income	17,388	25,910
Total current liabilities	160,870	147,857
LONG-TERM LIABILITIES:
Long-term bank loan		64,000
Liability for employee rights upon retirement	26,221	26,797
Deferred income taxes	2,236	1,759
Other tax liabilities	16,478	16,938
Total long-term liabilities	44,935	109,494
COMMITMENTS AND CONTINGENT LIABILITIES (see note 8)
Total liabilities	205,805	257,351
EQUITY:
Ordinary shares of NIS 0.14 par value per share ("Ordinary Shares") Authorized at December 31, 2012 and 2011: 80,000,000 Ordinary Shares Issued at December 31, 2012 and 2011: 45,633,489 and 45,305,342 Ordinary Shares, respectively Outstanding at December 31, 2012 and 2011: 43,403,894 and 43,312,049 Ordinary Shares, respectively	2,102	2,092
Additional paid-in capital	274,856	270,966
Retained earnings	228,569	274,148
Accumulated other comprehensive income (loss)	628	(1,460)
Less-treasury shares, at cost (December 31, 2012-2,229,595 Ordinary Shares; December 31, 2011-1,993,293 Ordinary Shares)	(59,151)	(57,192)
Total Orbotech Ltd. shareholders' equity	447,004	488,554
Non-controlling interest	509	1,578
Total equity	447,513	490,132
Total liabilities and equity	$ 653,318	$ 747,483

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Ordinary shares, par value	$ 0.14	$ 0.14
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	45,633,489	45,305,342
Ordinary shares, shares outstanding	43,403,894	43,312,049
Treasury stock, shares	2,229,595	1,993,293

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
REVENUES:
Sale of products	$ 246,497	$ 423,968	$ 409,532
Services rendered	154,234	141,345	119,823
Total Revenues	400,731	565,313	529,355
COST OF REVENUES:
Cost of products sold	129,254	234,012	224,640
Cost of services rendered	105,969	95,430	88,261
Write-down of inventories	14,255	6,743
Total Cost of Revenues	249,478	336,185	312,901
GROSS PROFIT	151,253	229,128	216,454
RESEARCH AND DEVELOPMENT COSTS:
Expenses incurred	73,636	86,165	81,191
Less-government participations	1,821	1,985	2,864
NET RESEARCH AND DEVELOPMENT COSTS	71,815	84,180	78,327
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES	75,142	72,583	66,264
AMORTIZATION OF INTANGIBLE ASSETS	9,907	12,304	14,176
RESTRUCTURING CHARGES	5,063
Impairment of Intangible assets	30,142
OPERATING INCOME (LOSS)	(40,816)	60,061	57,687
FINANCIAL EXPENSES-net	5,100	6,551	7,284
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	(45,916)	53,510	50,403
INCOME TAX EXPENSE	456	7,677	7,397
SHARE IN LOSSES OF ASSOCIATED COMPANY	165	179
NET INCOME (LOSS) FROM CONTINUING OPERATIONS	(46,537)	45,654	43,006
LOSS (GAIN) FROM DISCONTINUED OPERATIONS, NET OF TAX		(1,363)	8,717
NET INCOME (LOSS)	(46,537)	47,017	34,289
NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(958)	(322)	144
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	(45,579)	47,339	34,145
AMOUNTS ATTRIBUTABLE TO ORBOTECH LTD.:
INCOME (LOSS) FROM CONTINUING OPERATIONS	(45,579)	45,976	42,862
INCOME (LOSS) FROM DISCONTINUED OPERATIONS, NET OF TAX		1,363	(8,717)
NET INCOME (LOSS) ATTRIBUTABLE TO ORBOTECH LTD.	$ (45,579)	$ 47,339	$ 34,145
INCOME (LOSS) FROM CONTINUING OPERATIONS:
Basic	$ (1.05)	$ 1.15	$ 1.23
Diluted	$ (1.05)	$ 1.13	$ 1.2
NET INCOME (LOSS):
Basic	$ (1.05)	$ 1.19	$ 0.98
Diluted	$ (1.05)	$ 1.16	$ 0.95
WEIGHTED AVERAGE NUMBER OF SHARES USED IN COMPUTATION OF EARNING (LOSS) PER SHARE-IN THOUSANDS:
Basic	43,501	39,909	34,911
Diluted	43,501	40,816	35,778

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (46,537)	$ 47,017	$ 34,289
Other Comprehensive income (loss):
Gain (loss) in respect of derivative instruments designated for cash flow hedge, net of taxes	1,228	(1,181)	(2,076)
Currency translation adjustments	860	(1,733)	(861)
Net change in respect of securities available for sale			574
Other Comprehensive income (loss)	2,088	(2,914)	(2,363)
Comprehensive income (loss) attributable to the non-controlling interests
Total Comprehensive Income (loss) attributable to Orbotech Ltd.	$ (44,449)	$ 44,103	$ 31,926

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Share capital [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive income (loss) [Member]	Treasury shares [Member]	Noncontrolling interest [Member]
BEGINNING BALANCE at Dec. 31, 2009	$ 312,513	$ 1,746	$ 169,748	$ 192,664	$ 3,817	$ (57,192)	$ 1,730
BEGINNING BALANCE, Shares at Dec. 31, 2009		36,746,000
Comprehensive income (loss)	31,926			34,145	(2,363)		144
Exercise of employee equity awards	902	12	890
Exercise of employee equity awards, Shares		338,000
Compensation relating to equity awards granted to employees and others	4,725		4,623				102
Acquisition of non-controlling interest	(511)		(321)				(190)
ENDING BALANCE at Dec. 31, 2010	349,555	1,758	174,940	226,809	1,454	(57,192)	1,786
ENDING BALANCE, Shares at Dec. 31, 2010		37,084,000
Comprehensive income (loss)	44,103			47,339	(2,914)		(322)
Issuance of shares, net of issuance expenses in the amount of $5,629	90,683	315	90,368
Share issuance expenses, Shares		7,705,000
Exercise of employee equity awards	2,063	19	2,044
Exercise of employee equity awards, Shares		516,000
Compensation relating to equity awards granted to employees and others	3,728		3,614				114
ENDING BALANCE at Dec. 31, 2011	490,132	2,092	270,966	274,148	(1,460)	(57,192)	1,578
ENDING BALANCE, Shares at Dec. 31, 2011	43,312,049	45,305,000
Comprehensive income (loss)	(44,449)			(45,579)	2,088		(958)
Acquisition of treasury shares	(1,959)					(1,959)
Acquisition of non-controlling interest			252				(252)
Exercise of employee equity awards	719	10	709
Exercise of employee equity awards, Shares		328,000
Compensation relating to equity awards granted to employees and others	3,070		2,929				141
ENDING BALANCE at Dec. 31, 2012	$ 447,513	$ 2,102	$ 274,856	$ 228,569	$ 628	$ (59,151)	$ 509
ENDING BALANCE, Shares at Dec. 31, 2012	43,403,894	45,633,000

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Share issuance expenses	$ 5,629

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (46,537)	$ 47,017	$ 34,289
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss (income) from discontinued operations		(1,363)	8,717
Depreciation and amortization	17,964	19,958	23,665
Impairment of Intangible assets	30,142
Compensation relating to equity awards granted to employees and others	3,070	3,728	4,725
Increase (decrease) in liability for employee rights upon retirement	(576)	(704)	2,589
Deferred income taxes	(5,440)	2,584	(3,866)
Non cash expenses in respect of restructuring	601
Loss from sale and write-down of marketable securities		395	1,252
Amortization of premium and accretion of discount on marketable Securities, net	588
Other, including capital loss (gain)	1,455	1,224	(1,147)
Decrease (increase) in accounts receivable:
Trade	31,734	(42,714)	(5,755)
Other	(2,743)	2,698	(4,673)
Increase (decrease) in accounts payable and accruals:
Trade	(4,770)	5,822	1,434
Deferred income	(8,522)	1,489	7,085
Other	(5,962)	4,616	8,785
Decrease (increase) in inventories	11,925	6,870	(19,018)
Net cash provided by operating activities-continuing operations	22,929	51,620	58,082
Net cash used in operating activities-discontinued operations		(787)	(8,972)
Net cash provided by operating activities	22,929	50,833	49,110
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(9,611)	(7,554)	(6,752)
Withdrawal (placement) of bank deposits	142,278	(142,325)	(2,780)
Redemption (purchase) of marketable securities	(15,614)	1,967	6,742
Other investments		(2,810)
Proceeds from disposal of property, plant and equipment	3,036	35	20
Decrease (increase) in funds in respect of employee rights upon retirement	(254)	331	(617)
Net cash provided by (used in) investing activities-continuing operations	119,835	(150,356)	(3,387)
Net cash provided by (used in) investing activities-discontinued operations		9,155	(268)
Net cash provided by (used in) investing activities	119,835	(141,201)	(3,655)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of long-term bank loan	(32,000)	(32,000)	(32,000)
Issuance of shares, net		90,683
Employee stock options exercised	719	2,063	902
Acquisition of treasury shares	(1,959)
Acquisition of non-controlling interest			(511)
Net cash provided by (used in) financing activities-continuing operations	(33,240)	60,746	(31,609)
Net cash provided by (used in) financing activities	(33,240)	60,746	(31,609)
CURRENCY TRANSLATION ADJUSTMENTS ON CASH AND CASH EQUIVALENTS			(220)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	109,524	(29,622)	13,626
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	151,237	180,859	167,233
CASH AND CASH EQUIVALENTS AT END OF YEAR	260,761	151,237	180,859
LESS-CASH AND CASH EQUIVALENTS OF DISCONTINUED OPERATIONS AT END OF YEAR			1,356
CASH AND CASH EQUIVALENTS OF CONTINUING OPERATIONS AT END OF YEAR	260,761	151,237	179,503
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	3,495	5,239	6,354
Income taxes paid	5,970	3,637	4,791
Income taxes refunded	390	2,437	2,417
Purchase of property, plant and equipment on credit	$ 1,635	$ 1,300

Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES:

a.	General:

(i)	Nature of operations

Orbotech Ltd. (the “Company” or “Orbotech”) is an Israeli corporation, which, together with its subsidiaries and one joint venture, is principally engaged in the design, development, manufacture, marketing and service of yield-enhancing and production solutions for the electronics industry. The Company’s products include automated optical inspection (“AOI”), automated optical repair (“AOR”), imaging and production systems used in the manufacture of printed circuit boards (“PCB”s) and other electronic components and AOI, test and repair systems used in the manufacture of flat panel displays (“FPD”s). The Company also markets computer-aided manufacturing (“CAM”) and engineering solutions for PCB production.

In addition, through Orbograph Ltd. (“Orbograph”), the Company develops and markets character recognition solutions to banks, financial and other payment processing institutions; and, through Orbotech LT Solar, LLC (“OLTS”), is engaged in the research, development and marketing of products for the deposition of anti-reflective coating on crystalline silicon photovoltaic wafers for solar energy panels.

The Company is continuing to develop technologies for use in other applications both within and outside the electronics industry. The Company derives a significant portion of its revenues from the service and support of its substantial installed base of products.

For information as to the Company’s reportable segments, principal geographical markets and major customers, see note 13.

(ii)	Accounting principles

The consolidated financial statements are prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America, except for the use of the proportionate method of consolidation for its joint venture, as discussed in b. below.

(iii)	Functional currency

The currency of the primary economic environment in which the operations of the Company and virtually all of its subsidiaries and joint venture are conducted is the United States dollar (the “Dollar”).

Virtually all product revenues of the Company and its subsidiaries and joint venture are derived outside Israel in non-Israeli currencies, mainly the Dollar. Most purchases of materials and components are made in Dollars or in Israeli currency under contracts linked to the Dollar. Thus, the functional currency of the Company and virtually all of its subsidiaries and joint venture is the Dollar.

Monetary accounts maintained in currencies other than the Dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial expenses—net, as appropriate.

(iv)	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, inventories, goodwill, intangible assets, property, plant and equipment, deferred tax assets, provision for uncertain tax positions, provision for doubtful accounts and employee compensation in connection with equity awards.

b.	Principles of consolidation

These financial statements include the accounts of the Company and its subsidiaries.

In addition, the Company accounts for the 50%-owned joint venture, Frontline P.C.B. Solutions Limited Partnership (“Frontline”), using the proportionate method of consolidation as is required under Israeli GAAP. U.S. GAAP requires that such joint venture be accounted for using the equity method of accounting, which is distinct from the proportionate method of consolidation. The United States Securities and Exchange Commission (the “SEC”) has advised the Company that it will not object to the Company’s use of the proportionate method of consolidation, provided that the joint venture is an operating entity, the significant financial and operating policies of which are, by contractual arrangement, jointly controlled by all parties having an equity interest in the entity, and provided further that summarized financial data relating to the joint venture are provided. These data are presented in note 2a.

These subsidiaries and joint venture are collectively referred to in these financial statements as ‘subsidiaries’.

Intercompany balances and transactions have been eliminated in consolidation. Profits from intercompany sales not yet realized outside of the Company and its subsidiaries have also been eliminated.

Orbotech’s holding in OLTS, is currently approximately 75.4% on a fully diluted basis and is anticipated to increase to approximately 79.5% upon certain non-controlling parties exercising their yearly put options, and following additional investments, which are expected to occur in 2013.

A portion of OLTS’s equity interest is held by the two developers of certain of OLTS’s technology. The Company has granted each of these two developers a put option to sell a portion of his holdings in OLTS to the Company. There is a limit on the number of equity interest units that these two developers may require the Company to purchase, upon exercise of this put option, during any twelve month period. These put options will expire on December 31, 2014. The purchase price to be paid by the Company upon the exercise of each put option is based initially on the Company’s valuation of OLTS used in the framework of equity investments in OLTS prior to exercise of the put option. Upon the achievement of a certain financial milestone by OLTS, the purchase price shall be equal to the fair market value of the equity interest being sold, as determined by an external appraiser. During 2012, 2011 and 2010, these put options were exercised by the two developers and the Company purchased a portion of their equity interests in OLTS for approximately $0.7 million in cash in each of these years, recorded as research and development expenses. In addition to the put options referred to above, each of the two developers was granted an additional put option to sell his holdings in OLTS to, at the Company’s election, the Company and/or OLTS. These additional put options shall become exercisable starting in 2015, subject to their continued employment and the achievement of a certain financial milestone by OLTS in the fiscal year immediately preceding the year in which the put option is exercised. The purchase price to be paid by the Company upon the exercise of this put option shall be equal to the fair market value of the equity interest being sold, as determined by an external appraiser. There is a limit on the number of equity interest units that the two developers may require the Company to purchase, upon exercise of these put options, each year. Both put options shall expire upon the earlier of an initial public offering, merger and acquisition transaction or a third party investment in OLTS that results in such third party holding at least 5% of OLTS’s equity interest.

c.	Cash and cash equivalents

The Company considers all highly liquid investments including cash and short-term bank deposits that are not restricted as to withdrawal or use and the period to maturity of which does not exceed three months at the time of investment, to be cash equivalents.

d.	Short term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are in Dollars and bear interest at an average annual rate of 0.34%.

e.	Concentration of credit risks and allowance for doubtful accounts

As of December 31, 2012 and 2011, most of the Company’s cash and cash equivalents were deposited with major Israeli, European, United States and Far Eastern banks. The Company is of the opinion that the credit risk in respect of these balances is not material.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in certain economies, the Company may require letters of credit from banks.

The allowance for doubtful accounts is determined for specific debts doubtful of collection.

The Company routinely receives letters of credit or promissory notes in connection with the sale of products in the Far East and Japan. From time to time, the Company sells some of these letters of credit and promissory notes to third parties at a discount in return for cash. The resulting costs related to the letters of credit and promissory notes are charged to ‘financial expenses—net’, as incurred. During the years ended December 31, 2012, 2011 and 2010, the Company sold face amounts of $33.7 million, $79.0 million and $52.0 million, respectively, of these letters of credit and promissory notes.

f.	Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows: components, products in process and finished products—on the weighted average basis; and labor and overhead—on the basis of manufacturing costs.

Inventories are written-down for estimated excess and obsolescence, based on assumptions about future demand and market conditions.

g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with Accounting Standard Codification (“ASC”) No. 320, “Investments—Debt and Equity Securities”. Quoted corporate and government debentures, which the Company intends to hold to maturity, are stated at amortized cost.

h.	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the ‘exit price’) in an arms’ length transaction between willing market participants at the measurement date. In determining fair value, the Company employs various valuation approaches, including market, income and/or cost approaches. The applicable financial accounting rules establish a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s estimation of the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. See note 11c.

i.	Investment in associated companies

Investments in shares of an entity over which the Company has significant influence but owns less than a controlling voting interest (an “Associated Company”), are accounted for using the equity method, except for Frontline. Significant influence is presumed to exist when the Company holds between 20%-50% of an Associated Company’s voting instruments.

j.	Property, plant and equipment

These assets are stated at cost and are depreciated by the straight-line method over their estimated useful lives.

Annual rates of depreciation are as follows:

%
Machinery and equipment	10-20
(mainly 20)
Leasehold improvements	Over the term of the lease (mainly 10)
Building	3
Office furniture and equipment	6-15
Computer equipment	20-33
Vehicles	15; 20

k.	Goodwill

Goodwill is not amortized, but rather tested for impairment annually, as of September 30 of each year, or whenever events or circumstances present an indication of impairment, by assessing the fair value of the Company’s various reporting units.

The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is considered not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. Otherwise, goodwill impairment is tested using a two-step approach.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

As a result of performing the annual impairment tests, on September 30, 2012, 2011 and 2010, the Company determined that there was no impairment with respect to goodwill.

l.	Other intangible assets

Acquired intangible assets are presented at cost, net of accumulated amortization and impairments. These intangible assets consist primarily of intellectual property and customer relations and are being amortized mostly over periods of seven, but in some cases up to twelve, years.

m.	Impairment of long-lived assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. In the year ended December 31, 2012, an impairment charge of $30.1 million of intangible assets was recognized (see note 5).

n.	Recognition of revenue

The Company recognizes revenue from the sale of non-software products to end users upon delivery, provided that appropriate documentation of the arrangement, such as a signed contract, purchase order or letter of agreement, has been received by the Company, the fee or sale price is fixed or determinable and collectability is reasonably assured. The Company does not, in the normal course of business, provide a right of return to its customers. Installation and training are not essential to the product capabilities as they do not require specialized skills and can be performed by other vendors.

The Company’s revenue arrangements contain multiple elements, as it grants its customers a warranty on products sold, which includes the provision of post-sale service and maintenance, usually for a period of six to twelve months. Upon meeting the revenue recognition criteria of the product, the Company records a portion of the sale price that relates to the value of the services and maintenance expected to be performed during the aforementioned period as deferred income, and recognizes it as service revenue ratably over such period. The cost to the Company of warranting that the product will perform according to certain specifications and that the Company will repair or replace the product if it ceases to work properly, is insignificant and is treated according to accounting guidance for contingencies. In addition, the Company defers the value of the installation and recognizes it upon installation.

On January 1, 2011, the Company adopted the Financial Accounting Standards Board (the “FASB”) Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements, which amended the accounting standards for multiple deliverable revenue arrangements on a prospective basis for applicable transactions originating or materially modified after January 1, 2011.

The new standard changed the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. Implementation of this new guidance had an insignificant impact on reported net revenue compared to net revenue under previous guidance, as the new guidance did not change the units of accounting within sales arrangements and the elimination of the residual method for the allocation of arrangement consideration had an inconsequential impact on the amount and timing of reported net sales.

When a sales arrangement contains multiple elements, such as product installation and warranty, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, and otherwise is based on third party evidence (“TPE”) or on the estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Company generally utilizes the ESP due to the nature of its products.

The determination of ESP involves consideration of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company considers the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts in different geographical regions, its ongoing pricing strategy and policies and other economic conditions and trends.

In the case of delivery of newly developed products, revenue is deferred until acceptance is received.

Service revenue in respect of the Company’s products is recognized ratably over the contractual service period or in a fee for services arrangement, as services are performed.

The Company recognizes revenue from the sale of software to end users upon delivery, provided that appropriate documentation of the arrangement, such as a signed contract, purchase order or letter of agreement, has been received by the Company, the fee or sale price is fixed or determinable, and collectability is probable. When software is made available to customers electronically, it is deemed to have been delivered when the Company has provided the customer with the access codes necessary to enable immediate possession of the software. If collectability is not considered probable, revenue is recognized when the fee or sale price is collected. Maintenance revenues are comprised of revenue from support arrangements which include technical support and the right to unspecified upgrades on an if-and-when-available basis. Revenues from these services are deferred and recognized on a straight-line basis over the life of the related agreement, which is typically one year.

The Company recognizes revenues net of value added tax.

o.	Research and development

Research and development expenses, which consist mainly of labor costs, materials and subcontractors, are expensed as incurred. Pre-payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability. Government funding for development of approved projects is recognized as a reduction of expenses as the related cost is incurred. The Company is not required to pay royalties on sales of products developed using government funding.

p.	Shipping and handling costs

Shipping and handling costs are classified as a component of cost of sales.

q.	Income taxes

(i)	Deferred income taxes

Deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities and on the tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is included in respect of deferred tax assets when it is considered more likely than not that such assets will not be realized.

The Company may incur additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries. Such additional tax liability in respect of these non-Israeli subsidiaries has not been provided for in these financial statements as it is the Company’s policy permanently to reinvest the subsidiaries’ earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax or other opportunity that may arise.

Tax liabilities which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, these investments.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

(ii)	Uncertainty in income taxes

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

r.	Treasury shares

Treasury shares are presented as a reduction of shareholders’ equity, at their cost to the Company.

s.	Derivative financial instruments

The Company enters into forward exchange contracts to hedge existing non-Dollar assets and liabilities as well as certain anticipated transactions which are probable and are expected to be denominated in non-Dollar currencies.

All derivative instruments are recognized on the balance sheet at their fair value. On the date that the Company enters into a derivative contract it designates the derivative, for accounting purposes, as either a hedging instrument or a non-hedging instrument.

For derivative financial instruments that are designated and qualify as a cash flow hedge, the effective portions of changes in fair value of the spot component are recorded in other comprehensive income, as ‘gains (losses) in respect of derivative instruments designated for cash flow hedge, net of taxes’ and are recognized in the statement of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges, if any, and hedge components such as time value, excluded from assessment of effectiveness testing, are recognized immediately in the statement of operations among ‘financial expenses—net’. Changes in the fair value of other derivatives not designated as hedging instruments are recognized in the statement of operations among ‘financial expenses—net’.

Cash flows from derivatives that qualify as a cash flow hedge are recognized in the statement of cash flows in the same category as that of the hedged item. Cash flows from other economic derivatives remain part of cash flows from operating activities.

t.	Share-based compensation

Equity awards granted to employees and directors are accounted for using the grant date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for awards that have a graded vesting schedule using the accelerated multiple-option approach.

Certain equity awards are subject to forfeiture should the Company fail to attain specified performance goals. The fair value of these awards is estimated on the date of grant using the same option valuation model used by the Company for non-performance equity awards. For so long as the Company assumes that performance goals will be achieved, compensation cost is recorded with respect thereto. If and when a point in time is reached that the Company believes the performance goals will not be achieved, it will then reverse the share-based compensation expenses for all vesting periods completed through such date.

Equity awards granted to non-employees (namely, employees of Frontline and consultants) are re-measured at each reporting period at fair value until they have vested. The fair value of equity awards is charged to statement of operations over the service period.

Liability awards are measured at fair value and are re-measured at each reporting period until settled. The fair value of liability awards is charged to statement of operations over the service period.

u.	Comprehensive income (loss)

In addition to net income (loss), comprehensive income includes: (i) gains or losses in respect of derivative instruments designated as cash flow hedges’ net of tax; (ii) unrealized gains and losses arising from securities classified as available-for-sale (including other-than-temporary impairment not attributed to credit loss); and (iii) foreign currency translation adjustments.

v.	Earnings (loss) per share

Basic earnings (loss) per share are computed based on the weighted average number of shares outstanding during each year (net of treasury shares). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method. In 2012, outstanding equity awards were not taken into account due to their anti-dilutive effect.

w.	Impact of recently issued accounting pronouncements

In 2011, the FASB amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company adopted this amendment on January 1, 2012. The adoption changes the way the Company presents comprehensive income because under previous guidance, the Company presented comprehensive income within the statement of changes in shareholders’ equity.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The adoption of ASU 2011-04 on January 1, 2012 did not have a material effect on the Company’s consolidated financial statements.

Proportionately Consolidated Company and Discontinued Operations	12 Months Ended
Dec. 31, 2012
Proportionately Consolidated Company and Discontinued Operations

NOTE 2—PROPORTIONATELY CONSOLIDATED COMPANY AND DISCONTINUED OPERATIONS:

a.	Proportionately consolidated company

The joint venture, Frontline, an Israeli limited partnership, is owned equally by the Company and Mentor Graphics Development Services (Israel) Ltd. and combines the former CAM operations of both companies.

The Company’s wholly-owned subsidiaries market and provide customer support in respect of Frontline’s products.

As more fully described in note 1b, the SEC has advised the Company that it will not object to the presentation of the Company’s interest in Frontline in the consolidated financial statements using the proportionate method as long as, inter alia, this accounting treatment is required under Israeli GAAP. Accordingly, the consolidated balance sheets as of December 31, 2012 and 2011, and the consolidated statements of operations and cash flows for each of the three years in the period ended December 31, 2012, reflect the assets, liabilities, operating results and cash flow components of Frontline on the basis of the Company’s percentage of holding.

Due to the elimination of the proportionate method of consolidation for joint ventures under applicable Israeli GAAP, which became effective on January 1, 2013, commencing from the first quarter of 2013, the Company will account for its interest in Frontline using the equity method and, as a result, will report its investment as one line item within other non-current assets in the Company’s consolidated balance sheets and its share of earnings on one line in the consolidated statement of operations with the same presentation applied in all prior periods. The Company’s share in the earnings of Frontline will be presented under operating income since Frontline is integrated into the operations of the Company.

The following Frontline data is reflected in the Company’s consolidated financial statements on the basis of the Company’s percentage of holding:

	December 31
	2012	2011
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	4,184	2,799
Property, plant and equipment—net	156	112
Funds in respect of employee rights upon Retirement	682	603

	5,022	3,514

Liabilities:
Current liabilities	602	553
Liability for employee rights upon retirement	999	935

	1,601	1,488

	Year ended December 31
	2012	2011	2010
	$ in thousands
(ii) Operating results data:
Revenues:
Sales of products	7,978	8,441	8,582
Services rendered	6,145	5,719	5,065
Cost of revenues:
Cost of products sold	(54)	(56)	(76)
Cost of services rendered	(2,123)	(1,983)	(1,771)
Research and development costs	(3,112)	(2,827)	(2,622)
Selling, general and administrative Expenses	(2,090)	(2,095)	(2,002)
Financial income (expenses)—net	19	36	(17)

Net income before taxes on income	6,763	7,235	7,159

(iii) Cash flow data:

Net cash provided by operating activities	7,038	7,153	6,306

Net cash used in investing activities	(126)	(32)	(70)

As to equity awards to employees of Frontline, see note 9b(iv)D.

b. Discontinued	operations:

(i)	Orbotech Medical Solutions Ltd.

On October 31, 2010, the Company and its subsidiary Orbotech Medical Solutions Ltd. (“OMS”) entered into an agreement with General Electric Company (“GE”) and a subsidiary of GE pursuant to which the subsidiary of GE acquired the assets of OMS for approximately $9.0 million in cash at closing, and up to an additional $5.0 million in cash, subject to the achievement, which is not dependent on Orbotech, of certain agreed performance-based milestones for a period of five years. As of December 31, 2012, no agreed upon milestones had been achieved. The transaction closed on February 10, 2011. Upon closing, the parties released each other from all mutual claims against one another relating to their business relations. No value was attributed to the disposition of the claims by GE against the Company. Upon closing, the Company recognized an after-tax income of approximately $6.4 million. OMS revenues were $0.8 million in the period from January 1, 2011 to February 10, 2011 and $6.1 million in 2010, respectively. OMS losses net of taxes were $1.0 million in the period from January 1, 2011 to February 10, 2011 and $4.0 million in 2010, respectively.

(ii)	Orbotech Medical Denmark A/S.

In May 2011, the management of Orbotech Medical Denmark A/S (“OMD”) acquired OMD from the Company for no consideration. OMD revenues were $3.1 million and $5.6 million in the period from January 1, 2011 to May 31, 2011 and in the year 2010, respectively. OMD losses, net of taxes, were $4.0 million and $4.7 million in the period from January 1, 2011 to May 31, 2011 and in the year 2010, respectively. OMD losses in 2010 included impairment of the remaining goodwill, of $0.7 million, and of the remaining other intangible assets of $0.8 million.

(iii)	Summarized financial information for the combined discontinued operations is set forth below:

	January 1 through the respective closing dates	Year ended December 31
	2011	2010
	$ in thousands
Total revenues	3,924	11,692

Income (loss) before income tax benefit	1,838	(9,460)
Income tax benefit (expenses)	(475)	743

Income (loss) from discontinued operations, net of tax	1,363	(8,717)

Income (loss) per share (basic) from discontinued operations	$0.03	$(0.25)

Income (loss) per share (diluted) from discontinued operations	$0.03	$(0.25)

Inventories	12 Months Ended
Dec. 31, 2012
Inventories

NOTE 3—INVENTORIES

	December 31
	2012	2011
	$ in thousands
Components:
For manufacturing of systems, net*	31,409	43,084
For servicing of systems	26,675	31,869

	58,084	74,953
Work in process	9,933	9,189
Finished products	25,837	20,967

	93,854	105,109

*	The changes in the inventory write-down provision are as follows:

	Year ended December 31
	2012		2011	2010
	$ in thousands
Balance at beginning of year	6,959		1,386	3,160
Additional provision made during the year	10,982	*	6,743
Provision utilized upon disposal of inventories	(6,774)		(1,170)	(1,774)

Balance at end of year	11,167		6,959	1,386

*	Included in write-down of inventories of $14,255,000.

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment

NOTE 4—PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of assets

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Machinery and equipment	28,638	24,512
Leasehold improvements	39,939	37,977
Land and buildings	5,928	9,602
Office furniture, equipment	10,028	10,074
Computer equipment	40,868	39,278
Vehicles	473	487

	125,874	121,930
Less—accumulated depreciation and amortization	101,159	95,266

	24,715	26,664

b.	Depreciation and amortization

Depreciation and amortization expenses totaled $8,057,000, $7,654,000 and $9,489,000 in the years ended December 31, 2012, 2011 and 2010, respectively.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Other Intangible Assets

NOTE 5—GOODWILL AND OTHER INTANGIBLE ASSETS:

a.	Goodwill:

(i)	Composition

Goodwill balance as of December 31, 2012 and 2011 was $12.4 million, virtually all of which relates to the Company’s PCB operations.

(ii)	Annual goodwill impairment test

As mentioned in note 1k, the Company has designated September 30 of each year as the date on which it performs its annual goodwill impairment test.

b.	Other intangible assets

The amortized balance of other intangible assets is composed as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Intellectual property	65,095	65,095
Customer relations	31,063	31,063

	96,158	96,158

Less:
Impairment charges	30,142
Accumulated amortization	51,574	41,667

	14,442	54,491

During 2012, in light of the extended downturn in the FPD industry, the Company tested whether the intangible assets acquired as part of the PDI acquisition should be impaired, based on cash flow projections and fair value estimates. The determination of cash flow was based on the Company’s strategic plans and long-range planning forecasts. The growth rates included in the plans were based on industry and Company specific data. The profit margin assumptions included in the plans were projected based on the current cost structure and anticipated cost changes. As a result of the foregoing, the Company determined that the carrying amount of certain intangible assets, primarily existing technology and customer relations allocated to FPD division, exceeded their fair value by $30.1 million. For discussion of Level 3 fair value inputs, see note 11c.

As a result, an impairment charge of $30.1 million was recorded in 2012.

Amortization of other intangible assets totaled $9,907,000, $12,304,000 and $14,176,000 in the years ended December 31, 2012, 2011 and 2010, respectively.

Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2013	4,048
2014	4,048
2015	3,260
2016	873
2017	813
2018-2019	1,400

14,442

Long-Term Bank Loan	12 Months Ended
Dec. 31, 2012
Long-Term Bank Loan

NOTE 6—LONG-TERM BANK LOAN

In 2008, in connection with Company’s acquisition of Photon Dynamics, Inc.(“PDI”) on October 2, 2008 (the “PDI Closing Date”) , the Company and Israel Discount Bank Ltd. (“Discount Bank”) entered into a Financing Agreement, which has been amended and clarified from time to time (the “Loan Agreements”), pursuant to which the Company borrowed $160.0 million.

In 2012, the Company repaid $32.0 million principal amount under the Loan Agreements and a net remaining principal amount of $64.0 million was outstanding at December 31, 2012, repayable over the period ending December 21, 2014. As of December 31, 2012, the interest rate on $24.0 million of this debt is fixed at a rate of 4.88% and the interest rate on the remaining $40.0 million is variable. The interest rate on that portion of the loan which bears variable interest under the Loan Agreements is based on Discount Bank’s cost (which is determined with reference to the London Interbank Offered Rate) plus 2%. The actual interest rate on the outstanding variable rate debt at December 31, 2012 was 3.33% and at December 31, 2011 was 3.59%.

The Loan Agreements contain provisions pursuant to which the Company has agreed to comply with various affirmative and negative covenants, including certain financial covenants, reporting requirements and covenants that restrict the creation of charges and pledges (other than certain specific charges as listed therein) on its assets in favor of others, the sale of certain assets and certain acquisition and merger activities without Discount Bank’s consent. These covenants generally apply until the loan is repaid in full. The financial covenants require that the Company’s shareholders’ equity (defined by reference to the Company’s consolidated financial statements as including loans made by the shareholders to the Company that are subordinate to the bank financing after deducting loans made by the Company to the shareholders and shareholder withdrawals of any type whatsoever) for each quarter commencing from the consolidated balance sheet as of March 31, 2011 shall be no less than the greater of $300.0 million or 30% of the total assets as reflected on the Company’s consolidated balance sheet.

The financial covenants also require that the Company’s annual consolidated EBITDA (as defined below) commencing from the year ended December 31, 2011 and onwards shall be no less than $40.0 million. This covenant is to be tested annually by reference to the consolidated financial statements as of the end of each calendar year. In December, 2012, Discount Bank agreed with the Company that, for the year 2012 only, the Company’s annual consolidated EBITDA shall be not less than $28.0 million.

The financial covenants also require that the ratio between the Company’s Financial Debt (as defined below) and EBITDA beginning as of December 31, 2011 shall not exceed five.

For these purposes, ‘EBITDA’ is defined as the cumulative amount of the Company’s operating income (loss) from current operations as determined pursuant to its consolidated financial statements with respect to the four consecutive calendar quarters ending on the date of the Company’s latest financial statements, before financial income (expenses) (i.e., interest, linkage differentials, exchange rate differentials and fees) and taxes and after adding depreciation and amortization costs of fixed assets and intangible assets, write-downs and impairment charges of investments, tangible assets, goodwill, intellectual property and other intangible assets, inventory write-offs, compensation costs for equity awards, in-process research and development charges (not including current research and development expenses), charges due to changes in accounting principles, restructuring charges and losses (gains) from discontinued operations.

For these purposes ‘Financial Debt’ is defined as the Company’s liabilities, as provided in its consolidated financial statements, to banks, financial institutions, affiliates, financial leasing and/or through the issue of debt securities.

In addition, the Company is required at all times to keep and maintain a cash reserve (or cash equivalent) that is free and clear of any liens, charges or pledges (other than in favor of Discount Bank) in an aggregate amount exceeding the total amount of the principal and interest due on its Financial Debt within the immediately following one year period, as determined in accordance with the Company’s consolidated balance sheet.

As part of the Loan Agreements, the Company created a floating charge on all of its assets and a fixed charge on the shares of PDI held by Orbotech, Inc. as security for repayment of amounts due to Discount Bank under the Loan Agreements. These charges were security for the repayment of amounts under the Loan Agreements.

As of December 31, 2012, the Company was in compliance in all respects with the covenants in the Loan Agreements.

On December 20, 2012, the Company notified Discount Bank of its intention to prepay $32.0 million of the outstanding principal, as permitted under the Loan Agreements. During February 2013, the Company paid $32.0 million of the outstanding principal amount of the Loan and agreed with Discount Bank to replace its floating charge, as described below. As of February 11, 2013: (i) a principal aggregate amount of $12.0 million remained outstanding under the fixed interest component, and (ii) a principal aggregate amount of $20.0 million remained outstanding under the variable interest component. Under arrangements agreed with Discount Bank in connection with this prepayment, the Loan will continue to be repaid quarterly through December 21, 2013 whereupon it is expected to be fully repaid. As a result of this, the Company classified the entire balance of the loan as of December 31, 2012 under current maturities of long-tem bank loan.

As noted above, the floating charge created on behalf of Discount Bank on all of the Company’s assets was replaced in February 2013 by an undertaking by Orbotech Ltd. not to create charges on its assets and to refrain from certain other activities without Discount Bank’s consent (a “Negative Pledge”). Similarly, in February 2013, the floating charge created on behalf of Bank Hapoalim Ltd. (“Hapoalim”) (see Note 8c) was replaced with a substantially similar Negative Pledge.

Liability for Employee Rights Upon Retirement	12 Months Ended
Dec. 31, 2012
Liability for Employee Rights Upon Retirement

NOTE 7—LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT

Israeli law generally requires the payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The severance pay liability of the Company and its Israeli subsidiaries to their Israeli employees, based upon the number of years of service and the latest monthly salary, is partly covered by regular deposits with recognized pension funds, deposits with severance pay funds and purchases of insurance policies. Under labor agreements, these deposits and insurance policies are in the employees’ names and, subject to certain limitations, are the property of the employees.

The severance pay liability covered by the pension funds is not reflected in the financial statements as the severance pay risks have been irrevocably transferred to the pension funds.

The liability for employee rights upon retirement covers the severance pay liability of the Company and its Israeli and Japanese subsidiaries in accordance with labor agreements in force and based on salary components which, in the opinion of management, create entitlement to severance pay. The Company records the obligation as if it were payable at each balance sheet date on an undiscounted basis.

The Company and its Israeli subsidiaries may only make withdrawals from the severance pay funds for the purpose of paying severance pay. Most of the Company’s non-Israeli subsidiaries provide defined contribution plans for the benefit of their employees. Under these plans, contributions are based on specific percentages of pay.

Severance pay expenses were $2,663,000, $2,403,000 and $2,170,000 in the years ended December 31, 2012, 2011 and 2010, respectively. Defined contribution plan expenses were $3,850,000, $4,083,000 and $5,239,000 in the years ended December 31, 2012, 2011 and 2010, respectively. The Company expects contribution plan expenses in 2013 to be approximately $4,000,000.

Upon reaching normal retirement age, the Company’s employees are entitled to amounts based on the number of service years that will have accumulated upon their retirement dates and their last salary rates. The Company accrues for such payments regularly and does not expect to record additional expenses when paying such amounts to employees who reach normal retirement age.

Commitments, Contingent Liabilities and Restriction Placed In Respect of Liabilities	12 Months Ended
Dec. 31, 2012
Commitments, Contingent Liabilities and Restriction Placed In Respect of Liabilities

NOTE 8—COMMITMENTS, CONTINGENT LIABILITIES AND RESTRICTION PLACED IN RESPECT OF LIABILITIES:

a.	Lease commitments

Most of the premises occupied by the Company and its subsidiaries are rented under various operating lease agreements. At December 31, 2012, the lease agreements for these premises expire on various dates between 2013 and 2021.

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2012, were as follows:

$ in thousands
Year ending December 31:
2013	9,118
2014	7,041
2015	6,136
2016	4,303
2017	4,214
2018 - 2021	15,840

46,652

The rental payments for the premises in Israel, which constitute approximately half of the above amounts, are payable in Israeli currency linked to the Israeli consumer price index (the “Israeli CPI”).

Rental expenses totaled $8,206,000, $8,549,000 and $8,454,000 in the years ended December 31, 2012, 2011 and 2010, respectively.

b.	Contingent liabilities:

(i)	Intellectual Property

The Company has in the past received and may receive in the future notifications from customers with respect to possible indemnification or other action by the Company in connection with intellectual property claims resulting from use of the Company’s products. The Company typically undertakes, subject to various contractual conditions and other limitations, to defend intellectual property claims against customers arising from the purchase and use of its products. The Company’s obligations under these agreements generally provide that the Company may, at its option, either obtain the right to continue using the products or modify them and, in some cases, take back the products with a refund to the customer. To date, no demands have been made by customers seeking indemnification against the Company with respect to intellectual property claims.

(ii)	Litigation:

In June 2012, charges were filed in the Seoul Central District Court of the Republic of Korea against the Korean subsidiary of the Company and six employees thereof related to the alleged acquisition and misuse of confidential information of certain of the Company’s significant customers in violation of the Korean Act on Prevention of Divulgence and Protection of Industrial Technology (the “ITA”) and the Criminal Code of Korea (the “CC”). The charges include (1) the unlawful acquisition by unjust means of certain industrial technology related to the production of active matrix organic light-emitting diode panels of Samsung Mobile Display Co., Ltd. and LG Display Co. Ltd., customers of the Company’s Korean subsidiary, that has allegedly been designated as Korean national core technology (the “Customer Technology”), (2) use of the Customer Technology by sharing and preparing certain presentation materials, (3) unlawful divulgence of the Customer Technology to other employees of the Company inside and outside of Korea, and (4) breach of trust in office by copying and divulging the Customer Technology without the customer’s permission for financial gain. On October 26, 2012, the Korean court released on bail the three Korean employees who had previously been arrested, and hearings on this matter remain ongoing. In addition, the investigation by the prosecutor into the actions of employees of the Company outside of Korea is ongoing. The Company recorded $4.0 million in costs, which is net of $1.6 million insurance reimbursement, in 2012 in connection with the ongoing Korean litigation, which are recorded in selling, general and administrative expenses, and expects to continue to incur fees and expenses associated therewith. A portion of the costs of the ongoing matter are expected to be reimbursed under the Company’s applicable insurance policies. The Company’s Korean subsidiary continues to co-operate with the Korean authorities in this matter. However, because this is an ongoing matter, the Company is unable to predict the outcome or what additional actions, if any, might be taken in the future by the Korean authorities as a result of matters related to this proceeding, and the timing and amount of costs associated with the existing and any future matters. However, the ITA and the CC provide that fines of up to 1.50 billion Korean Won (approximately U.S. $1.4 million at the exchange rate of Korean Won 1067 = U.S. $1.00 in effect on December 31, 2012) may be levied on employers based on vicarious liability for convicted employees. The Company’s judgment, based on information and assesments provided by its legal advisors, is that due to the uncertainty regarding the verdict and ongoing investigation, it has not recorded any liability in respect of this matter because the Company is unable to estimate a range of reasonably possible loss with regard to such matters. Employees may also be subject to monetary penalties in addition to, or in lieu of, prison sentences. These amounts may be paid by the Company under certain circumstances. The Company and its Korean subsidiary may also become subject to civil actions brought by third parties, including the Company’s customers, which may result in monetary judgments, settlements or loss of business or which may require the Company to change its business model.

From time to time, the Company is involved in other claims and legal and administrative proceedings that arise in the ordinary course of business. Based on currently available information, the Company does not believe that the ultimate outcome of any such unresolved matters, individually or in the aggregate, is likely to have a material adverse effect on the Company’s financial position or results of operations. However, litigation and administrative proceedings are subject to inherent uncertainties and the Company’s view of these matters, including settlement thereof, may change in the future. An unfavorable outcome or settlement may have a material adverse impact on the Company’s financial position and results of operations for the period in which it occurs, and potentially in future periods.

c.	Restriction placed in respect of liabilities

As part of the Loan Agreements, the Company created a floating charge, for the benefit of the lender under the Loan Agreements, on all of its assets and a fixed charge was created on the shares of PDI held by Orbotech, Inc. as security for repayment of amounts under the Loan Agreements, see note 6.

The Company performs certain forward transactions and other activities with Hapoalim. In connection with these activities, the Company is exposed to certain risks of loss. Hapoalim has granted the Company an approved credit risk limit of up to an aggregate amount of $22.0 million. To secure this credit risk, on October 21, 2010, Orbotech created a debenture under which an additional floating charge on all of the Company’s assets, was created in favor of Hapoalim ranking equally to that granted to Discount Bank (the “Hapoalim Debenture”). In addition, Orbotech has agreed to comply with various operating covenants, including certain reporting requirements, covenants that restrict the creation of charges and pledges on its assets in favor of third parties, the sale of certain assets and certain acquisition and merger activities, without Hapoalim’s consent. In addition, the above-mentioned debenture also contains customary provisions allowing for acceleration of repayment of all amounts owed for positions taken by the Company in connection with the performance of certain forward transactions and other activities.

As discussed, in note 6, the Hapoalim Debenture and the floating charge created on behalf of Hapoalim were replaced with a Negative Pledge

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity

NOTE 9—SHAREHOLDERS’ EQUITY:

a.	Outstanding shares; trading market

At December 31, 2012, a total of 43,403,894 Ordinary Shares were outstanding. This does not include a total of 2,229,595 Ordinary Shares held at that date as treasury shares, virtually all of which were repurchased by the Company, of which: (a) 1,993,293 were owned by Orbotech Ltd. as dormant shares under Israeli law and, for so long as they are owned by Orbotech Ltd., confer no rights and, accordingly, are neither eligible to participate in or receive any future dividends which may be paid to shareholders of the Company nor entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company; and (b) 236,302 were owned by a subsidiary of Orbotech Ltd. and, for so long as they are owned by a subsidiary of Orbotech Ltd., confer no voting rights and, accordingly, are not entitled to participate in, be voted at or be counted as part of the quorum for, any meetings of shareholders of the Company.

On May 31, 2011, the Company completed a public offering of 7,705,000 Ordinary Shares (the “Offering”) at a public offering price of $12.50 per Ordinary Share. The gross proceeds from the Offering before the underwriting discount and other Offering expenses were approximately $96.3 million.

On November 5, 2012, the Board of Directors approved, and the Company publicly announced, the allocation of $30 million for the repurchase of Ordinary Shares. As of December 31, 2012, the Company had repurchased 236,302 Ordinary Shares under this plan for a total consideration of approximately $2.0 million.

The Ordinary Shares are traded in the United States on the Nasdaq Global Select Market under the symbol ORBK.

b.	Equity remuneration plans:

(i)	Description of plans

The Company, through its board of directors (the “Board”) and, subject to Israeli company law, the remuneration committee of the Board (the “Remuneration Committee”), currently administers the Equity Remuneration Plan for Key Employees of Orbotech Ltd. and its Affiliates and Subsidiaries (as Amended and Restated, 2005) (the “2000 Plan”) and the 2010 Equity-Based Incentive Plan (the “2010 Plan”), both of which were adopted with Orbotech shareholder approval; as well as a number of equity remuneration plans which were adopted or assumed by PDI prior to the PDI Closing Date and assumed by the Company on the PDI Closing Date in connection with the PDI Acquisition. These plans are discussed in further detail below.

(A)	The 2000 Plan

The 2000 Plan is intended to provide incentives to employees, officers, directors and/or consultants of the Company, other companies, partnerships or entities in Israel in which the Company holds, directly or indirectly, at least a 50% equity interest and/or the Company’s subsidiary entities and their respective subsidiary entities outside Israel, by providing them with the opportunity to purchase or receive shares of the Company.

Equity awards under the 2000 Plan are issuable in the form of restricted shares (which are Ordinary Shares awarded subject to certain transfer restrictions, forfeiture conditions and/or other terms and conditions) or as options to purchase Ordinary Shares, either within or outside the context of Section 102 of the Israeli Income Tax Ordinance (New Version), 1961 (the “Tax Ordinance”), in the form of incentive stock options that qualify for favorable tax treatment under United States tax law or ‘nonqualified’ stock options, or otherwise. The 2000 Plan will expire on June 4, 2015, except as to equity awards outstanding on that date.

At December 31, 2012, under the 2000 Plan, options to purchase a total of 3,689,693 Ordinary Shares (of which 2,560,028 had vested) remained outstanding, a total of 301,376 restricted shares that had been granted (of which 291,295 had vested) remained beneficially held by the grantees, and 336,420 Ordinary Shares remained available for future equity awards.

(B)	The 2010 Plan

On July 15, 2010, the Board adopted, and the Company’s shareholders subsequently approved, the 2010 Plan. The 2010 Plan is intended to assist the Company in attracting, retaining, motivating and rewarding employees, officers, directors and/or consultants of the Company and/or companies, partnerships or other entities and their respective subsidiary companies, partnerships or entities inside or outside of Israel in which the Company holds, directly or indirectly, at least a 50% equity interest, by providing them with equity-based incentives.

1,000,000 Ordinary Shares were reserved for issuance pursuant to awards granted under the 2010 Plan. The 2010 Plan: (i) provides only for the awarding of restricted shares and restricted share units (“RSU”s) (which are awards representing an unfunded and unsecured promise to deliver Ordinary Shares, cash, other securities or other property in accordance with certain terms and conditions), either within or outside the context of Section 102 of the Tax Ordinance, and does not provide for the awarding of options to purchase Ordinary Shares; (ii) introduces performance-based equity awards to the Company’s equity program and provides that an aggregate of 250,000 or more of the Ordinary Shares subject to awards made under the 2010 Plan are to be subject to performance-based criteria to be established by the Board (but which shall be linked to the Company’s profitability); (iii) provides that if any award granted under the 2010 Plan expires, terminates or is forfeited or cancelled, settled in cash, or otherwise terminates for any reason without a delivery to the participant of the full number of Ordinary Shares to which the award related, the Ordinary Shares under such award which were not so delivered shall again be available for the purposes of the 2010 Plan; but that Ordinary Shares not delivered pursuant to performance-based restricted shares or RSUs which expire, terminate or are forfeited or lapse solely because the performance goals with respect thereto were not attained will not again be available for purposes of the 2010 Plan; and (iv) provides that if the employment or services of a grantee of restricted shares or RSUs with or to the Company is or are terminated prior to the full vesting of, and lapsing of forfeiture provisions on, such award for any reason, the restricted shares or RSUs held by such participant that have not theretofore vested and on which the forfeiture provisions have not theretofore lapsed shall immediately be forfeited upon the earlier of such termination or notice of termination irrespective of the effective date of such termination (unless the applicable agreement provides otherwise). The Company’s general policy is to settle RSUs granted under the 2010 Plan through the issuance of Ordinary Shares rather than in cash, other securities, other awards under the 2010 Plan or other property. The 2010 Plan will terminate on July 14, 2020 (except as to awards outstanding on that date).

At December 31, 2012, under the 2010 Plan: (i) 321,372 non-performance-based RSUs and 202,844 performance-based RSUs were outstanding; (ii) no Restricted Shares had been awarded; and (iii) 405,134 Ordinary Shares remained available for future equity awards.

(C)	PDI equity remuneration plans

On the PDI Closing Date, the Company assumed all of the equity remuneration plans which had previously been adopted or assumed by PDI and under which equity awards were outstanding immediately prior to the PDI Closing Date (collectively, the “PDI Equity Remuneration Plans”).

At December 31, 2012, under the PDI Equity Remuneration Plans collectively, options to purchase a total of 174,835 Ordinary Shares (all of which had vested) remained outstanding.

(ii)	General

The exercise price of options awarded under the 2000 Plan may not be less than 100% of the fair market value of the Ordinary Shares on the date of grant.

Generally, awards under the Company’s equity remuneration plans (other than: (i) awards to directors; and (ii) awards under the PDI Equity Remuneration Plans) vest or are settled as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years. Options generally expire seven years from the date of grant. Upon resignation by a grantee, options to the extent unexercised, and restricted share awards to the extent that the applicable restrictions have not lapsed and unvested RSUs, held by the grantee generally expire or are forfeited on the earlier of the date of notice of resignation and the date of termination of employment or services.

In any other case in which a grantee ceases to be an employee of, or consultant to, the Company (e.g., dismissal or departure by mutual agreement): (i) the vesting of all such equity awards ceases immediately upon notice; and (ii) unless the notice provides, or the Company and grantee agree, otherwise, the grantee may exercise awards, to the extent vested at the time of notice, until the termination of his or her employment or services. Ordinary Shares subject to equity awards granted under the 2000 Plan become available for future equity awards under the 2000 Plan upon the expiration, termination, forfeiture or cancellation of such equity awards. Ordinary Shares subject to equity awards granted under the 2010 Plan become available for purposes of future equity awards under the 2010 Plan upon the expiration, termination, forfeiture or lapse of such equity awards unless such expiration, termination, forfeiture or lapse occurred solely because the performance goals with respect thereto were not attained, in which case the Ordinary Shares subject to such equity awards do not again become available for purposes of the 2010 Plan. Ordinary Shares issued upon the exercise of options or in settlement of RSUs, and restricted shares (other than certain limitations on their transferability), have the same rights as other Ordinary Shares, immediately upon allotment.

Stock options under the PDI Equity Remuneration Plans generally vested over a 48-60 month period, in monthly installments after an initial ‘cliff’ vesting event six months from the grant date and expire either seven or ten years from the grant date. RSUs under the PDI Equity Remuneration Plans generally vested in equal annual installments over two, three or four year periods from the grant date. Equity awards (including both options and RSUs) under the PDI Equity Remuneration Plans usually expire upon termination of the grantee’s continuous service; however, in most cases optionees will, for a period of three months from the date of termination of continuous service, be entitled to exercise options to the extent that they had vested on the date of termination of continuous service.

Certain equity awards held by certain officers of the Company are subject to immediate vesting in the event of death or a change in control of the Company.

(iii)	Taxation

As a result of an election made by the Company under Section 102 of the Tax Ordinance, the Company will not, in the case of equity awards made on or after January 1, 2003, be allowed to claim as an expense for tax purposes in Israel the amounts credited to the employee as capital gains to the grantees, although it will generally be entitled to do so in respect of the salary income component (if any) of such awards when the related tax is paid by the employee.

(iv)	Equity awards data:

(A)	Overview

At December 31, 2012, under all of the Company’s equity remuneration plans (including the PDI Equity Remuneration Plans), equity awards (comprised of stock options, restricted shares and RSUs) with respect to a total of 4,690,120 Ordinary Shares were outstanding (of which 3,026,158 had vested) and 741,554 Ordinary Shares remained available for future equity awards.

The compensation cost charged against income for the Company’s equity remuneration plans during 2012, 2011 and 2010 was $2.9 million, $3.6 million and $4.7 million respectively, without any reduction in income taxes.

(B)	Valuation assumptions

The fair value of each option granted is estimated using the Black-Scholes option-pricing model. Expected volatilities are based on historical volatility of the Company’s shares. The Company uses historical data to estimate option exercise and employee termination within the valuation model. The expected term of options granted represents the period of time that options granted are expected to be outstanding based on historical behavior of grantees. The risk-free rate for periods within the contractual life of the option is based on the United States Treasury yield curve in effect at the time of grant. Dividend yield has been assumed to be zero.

The fair value of each restricted share or RSU awarded is determined based on the market price of the Ordinary Shares on the date of grant.

(C)	Employee equity awards:

1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,913,259	11.43
Changes during year:
Granted (1)	441,238	8.58
Exercised	(141,167)	4.58
Forfeited or expired	(423,900)	16.97

Outstanding at end of year	3,789,430	10.73	3.53	3,297

Exercisable at end of year	2,687,140	11.23	2.71	2,996

(1)	Including options to purchase a total of 40,088 Ordinary Shares awarded to directors of the Company, at an exercise price of $9.40 per share.

The aggregate intrinsic value represents the total pretax capital gain that would have been received by the holders of all ‘in-the-money’ options had they exercised all such options and sold the underlying shares at the closing price of the Ordinary Shares on December 31, 2012 (which was $8.47).

The weighted average grant date fair value of employee options granted during the years ended December 31, 2012, 2011 and 2010 was $3.15, $3.83 and $3.83, respectively. The total intrinsic value of employee options exercised during the years ended December 31, 2012, 2011 and 2010 was $0.8 million, $2.5 million and $1.0 million, respectively.

2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	56,131	11.59
Changes during year:
Awarded (*)	1,956	9.40
Vested	(48,006)	11.77
Forfeited	0	N/A

Non-vested at end of year	10,081	10.29

(*) To	one director of the Company.

The weighted average grant date fair value of employee restricted shares awarded during the years ended December 31, 2011 and 2010 was $ 12.48 and $10.28, respectively.

The total fair value of employee restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $0.6 million, $0.9 million and $1.0 million, respectively.

3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	463,666	9.80
Changes during year:
Awarded	249,826	8.61
Settled	(179,899)	8.82
Forfeited	(16,877)	9.05

Outstanding at end of year	516,716	9.57

The weighted average grant date fair value of employee RSUs awarded during the years ended December 31, 2011 and 2010 was $10.43 and $10.75, respectively.

The total intrinsic value of employee RSUs settled during the year ended December 31, 2012, 2011 and 2010 was $1.5 million, $1.9 million and $1.5 million, respectively.

4.	Black-Scholes data

In calculating the fair value of options granted to employees under share-based remuneration arrangements during 2012, 2011 and 2010, the Company used the following assumptions: dividend yield of 0% and expected life of 4.5 years in each year; expected volatility of: 2012—42.6%, 2011—43.2% and 2010—41% ; and risk-free interest rate of: 2012—1.5%, 2011—1.5%, 2010—1.5% .

5.	Unrecognized compensation expense

At December 31, 2012, there was $2.1 million of total unrecognized compensation cost related to non-vested employee options, $3.0 million of total unrecognized compensation cost related to non-vested employee RSUs and $0.1 million unrecognized compensation cost related to non-vested employee restricted shares, granted under the Company’s equity remuneration plans. That cost is generally expected to be recognized over a period of four years.

(D)	Non-employee equity awards:

1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	89,773	14.63
Changes during year:
Granted	8,700	8.49
Exercised	(4,125)	3.98
Forfeited or expired	(19,250)	24.27

Outstanding at end of year	75,098	12.03	3.71	38

Exercisable at end of year	47,723	13.09	2.63	38

The weighted average grant date fair value of non-employee options granted during the years ended December 31, 2012, 2011 and 2010 was $3.54, $4.06 and $5.13, respectively. The total intrinsic value of non-employee options exercised during the years ended December 31, 2012, 2011 and 2010 was $27,300, zero and $6,400, respectively.

2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	500	11.84
Changes during year:
Awarded	0	N/A
Vested	(500)	11.84

Non-vested at end of year	—

No restricted shares were awarded to non-employees during the years ended December 31, 2011 and 2010.

The total fair value of non-employee restricted shares vested during the years ended December 31, 2012, 2011 and 2010 was $4,000, $9,000 and $17,000, respectively.

3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	5,000	10.43
Changes during year:
Awarded	3,500	8.49
Settled	(1,000)	10.75
Forfeited	—	N/A

Outstanding at end of year	7,500	9.48

The weighted average grant date fair value of non-employee RSUs awarded during the year ended December 31, 2012 and 2010 was $10.21 and $10.75, respectively.

No non-employee RSUs were settled during the years ended December 31, 2011 and 2010.

4.	Black-Scholes data

In calculating the fair value of options granted to non -employees under share-based remuneration arrangements during 2012, 2011 and 2010, the Company used the following assumptions: dividend yield of 0% and expected life of 7 years in each year; expected volatility of: 2012—38.1%, 2011—37.6 % and 2010—41%; and risk-free interest rate of: 2012—1.5%, 2011—1.5 % and 2010—1.5%.

5.	Unrecognized compensation expense

At December 31, 2012, there was $0.1 million of total unrecognized compensation cost related to non-vested non-employee options and non-employee restricted shares.

c.	Dividends

The distribution of cash dividends out of all the retained earnings of the Company (approximately $229 million as of December 31, 2012) would subject the Company to a 15%-25% tax on the amount distributed, thereby effectively reducing the dividend distribution by the amount of the tax.

In the event that cash dividends are declared by the Company, such dividends could be declared and paid in Israeli currency.

Taxes on Income	12 Months Ended
Dec. 31, 2012
Taxes on Income

NOTE 10—TAXES ON INCOME:

a.	Tax benefits under the Law for the Encouragement of Capital Investments, 1959

Most of the production facilities of the Company and its Israeli subsidiaries have been granted ‘approved enterprise’ status under the Law for the Encouragement of Capital Investments, 1959 (the “Approved Enterprise Law”). The main benefit arising from such status is the reduction in tax rates on income derived from ‘approved enterprises’.

In April 2005, substantive amendments to the Approved Enterprise Law came into effect, which revised the criteria for investments qualified to receive tax benefits. These amendments do not generally apply to investment programs approved prior to January 1, 2005. Under the law as amended, eligible investment programs of the type in which the Company participated prior to the amendment were eligible to qualify for substantially similar benefits as a ‘Benefiting Enterprise’ subject to meeting certain criteria (replacing the previous terminology of ‘Approved Enterprise’, which required pre-approval from the Investment Center of the Ministry of Industry, Trade and Labor of the State of Israel). As a result of these amendments, tax-exempt income generated under the provisions of the amended law will, if distributed upon liquidation or if paid to a shareholder for the purchase of his or her shares, be deemed distributed as a dividend and will subject the Company to taxes.

Since the Company is a ‘foreign investors’ company’ as defined by the Approved Enterprise Law, it is entitled to a ten-year period of benefits (instead of a seven-year period).

Income derived from approved and benefited enterprises is tax exempt for a period of two years out of the ten-year period of benefits. Based on the percentage of foreign shareholding in the Company, income derived during the remaining eight years of benefits is taxable at the rate of 10%-25%. The period of benefits relating to the approved and benefited enterprises expires in phases through 2019.

The tax benefits in respect of part of the production facilities of the Company have expired.

In the event of distribution of cash dividends from income which was tax exempt as above, the Company would have to pay the 10%-25% tax in respect of the amount distributed.

The entitlement to the above benefits is conditional upon the Company and its Israeli subsidiaries fulfilling the conditions stipulated by the Approved Enterprise Law and regulations published thereunder, and in the certificate of approval for the specific investments in approved enterprises. In the event of failure to comply with these conditions, the benefits may be canceled and the Company may be required to refund the amount of the benefits, in whole or in part, with the addition of linkage differences to the Israeli CPI and interest, or other monetary penalty.

Additional amendments to the Approved Enterprise Law became effective in January 2011 (the “2011 Amendment”). Under the 2011 Amendment, income derived by ‘Preferred Companies’ from ‘Preferred Enterprises’ (both as defined in the 2011 Amendment) would be subject to a uniform rate of corporate tax as opposed to the incentives prior to the 2011 Amendment that were limited to income from Approved or Benefiting Enterprises during their benefits period. According to the 2011 Amendment, the uniform tax rate on such income, referred to as ‘Preferred Income’, would be 10% in areas in Israel that are designated as Development Zone A and 15% elsewhere in Israel during 2011-2012, 7% and 12.5%, respectively, in 2013-2014, and 6% and 12%, respectively, thereafter. As with dividends distributed from taxable income derived from an Approved Enterprise or Benefiting Enterprise during the applicable benefits period, dividends distributed from Preferred Income would be subject to a 15% tax (or lower, if so provided under an applicable tax treaty), which would generally be withheld by the distributing company, provided however that dividends distributed from ‘Preferred Income’ from one Israeli corporation to another, would not be subject to tax. While the Company may incur additional tax liability in the event of distribution of dividends from tax exempt income generated from its Approved and Benefiting Enterprises, no additional tax liability will be incurred by the Company in the event of distribution of dividends from Preferred Income.

b.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969

The Company and its Israeli subsidiaries are ‘industrial companies’ as defined by this law and as such are entitled to certain tax benefits, consisting mainly of accelerated depreciation and amortization of patents and certain other intangible property.

c.	Other applicable tax rates:

(i)	Income from other sources in Israel

Income not eligible for benefits under the Approved Enterprise Law mentioned in a. above is taxed at the corporate tax rate of 25% in 2010, 24% in 2011 and 25% in 2012.

(ii)	Income of non-Israeli subsidiaries

Non-Israeli subsidiaries are taxed according to the tax laws in their countries of residence. If earnings are distributed to Israel in the form of dividends or otherwise, the Company may be liable to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes. The Company’s management has determined not to distribute any amounts of its undistributed income as a dividend if such distribution would result in a tax liability. The Company intends to reinvest the amount of such tax income; accordingly, no deferred income taxes have been provided for.

d.	Carryforward tax losses

Carryforward tax losses totaled approximately $213.0 million at December 31, 2012, of which $83.0 million have no expiration date. As of December 31, 2012, a U.S. subsidiary had a federal net operating tax loss carryforward of approximately $130.8 million, which is included in the above $213.0 million amount of the carryforward tax losses. The federal operating losses carryforward can be offset against taxable income for 15-20 years and expires from 2017-2027. The Company believes that, as a result of having undergone an “ownership change” within the meaning of Section 382 of the Internal Revenue Code, its ability to use its net operating loss carryforwards and other tax attributes to offset future U.S. taxable income, and thereby reduce its tax liability, is limited.

As of December 31, 2012 and 2011, valuation allowance in the amount of approximately $48.4 million and $24.0 million, respectively, has been recorded in respect of deferred tax assets relating to these losses.

Carryforward capital losses for tax purposes totaled approximately $19.0 million at December 31, 2012. Such losses have no expiration date.

e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2011	2012
	$ in thousands
Provision for vacation pay	553	680
Accrued severance pay	3,513	3,216
Carryforward tax losses	66,120	53,116
Research and development costs	5,415	4,197
Taxes on undistributed income of Israeli subsidiary	(2,236)	(3,517)
Intangible assets	(5,777)	(21,500)
Other	3,267	3,696

	70,855	39,888
Less—valuation allowance*	51,595	26,068

	19,260	13,820

*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2011	2010	2012
	$ in thousands
Balance at beginning of year	26,068	21,744	24,379
Additions (reductions) during the year	25,527	4,324	(2,635)

Balance at end of year	51,595	26,068	21,744

Deferred taxes are included in the balance sheets as follows:

	December 31
	2011	2012
	$ in thousands
Assets:
Current deferred income taxes	7,862	6,580
Non-current deferred income taxes	13,634	8,999

	21,496	15,579

Liability-
Non-current deferred income taxes	2,236	1,759

	19,260	13,820

Realization of this deferred tax balance is conditional upon earning, in the coming years, taxable income in an appropriate amount. The amount of the deferred tax asset, however, could be reduced in the near term if estimates of future taxable income are reduced.

The deferred taxes are computed for the Company and its Israeli subsidiaries at tax rates ranging from 10% to 25%. For non-Israeli subsidiaries, the deferred taxes are computed at applicable tax rates, ranging from 16.5% to 42%.

As stated in a. above, part of the Company’s income is tax-exempt due to the approved enterprise status granted to most of the Company’s production facilities. The Company has decided to permanently reinvest the amount of the tax-exempt income and not to distribute such income as cash dividends. Accordingly, no deferred income taxes have been provided in respect of such tax-exempt income.

The amount of tax that would have been payable had such exempt income earned through December 31, 2012 been distributed as dividends is approximately $30.1 million.

f.	Taxes on income included in the income statements

As follows:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Current:
Israeli	578	(275)	(1,226)
Non-Israeli	5,318	5,369	12,489

	5,896	5,094	11,263

Deferred:
Israeli	(4,985)	3,110	(1,469)
Non-Israeli	(455)	(527)	(2,397)

	(5,440)	2,583	(3,866)

Total income taxes expense	456	7,677	7,397

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Income (loss) from continuing operations before taxes on income*	(45,916)	53,510	50,403

Theoretical tax expense (benefit) on the above amount	(11,479)	12,842	12,600
Less—tax benefits arising from approved enterprises	(2,495)	(4,731)	(529)

	(13,974)	8,111	12,071
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli
subsidiaries	(9,141)	(4,064)	(2,192)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes—net	(173)	3,969	5,970
Deferred taxes on losses for which valuation allowance was provided	(1,529)	(4,532)	(5,232)
Other	(254)	(131)	(585)
Net change in valuation allowance	25,527	4,324	(2,635)

Actual tax expense	456	7,677	7,397

*As follows:
Taxable in Israel	(3,885)	19,332	(9,582)
Taxable outside Israel	(42,031)	34,178	59,985

	(45,916)	53,510	50,403

g.	Tax assessments

The Company files income tax returns in multiple jurisdictions having varying statutes of limitations. For the various tax years through 2008, the Company and most of its subsidiaries have either received final tax assessments or the applicable statute of limitations rules have become effective. Open tax years in the following major jurisdictions are: Israel—2009 and onwards; Hong Kong—2006 and onwards; United States and Japan—2008 and onwards.

h.	Uncertain tax positions

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2012, 2011 and 2010 (not including interest or penalties):

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	18,301	17,243	13,239
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,121	4,269	7,893
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year, net	(121)	(1,582)	(317)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(985)	(1,629)	(3,572)

Balance at end of year	18,316 *	18,301 *	17,243 *

*	Of which $3,348,000 at December 31, 2012, $2,930,000 at December 31, 2011 and $5,240,000 at December 31, 2010 are classified as short term liabilities.

As of December 31, 2012, the entire amount of the unrecognized tax benefits could affect the Company’s income tax provision and the effective tax rate.

In the years ended December 31, 2012, 2011 and 2010, the Company recorded net interest and penalties expenses (income) for uncertain tax positions in the amounts of $0.2 million, $0.6 million and $(0.1) million respectively, included in income tax expense in the statements of operations. As of December 31, 2012 and 2011, the amounts of interest and penalties accrued on the balance sheet related to unrecognized tax benefits were approximately $1.8 million and $1.6 million, respectively, which is included within income tax accruals, on the balance sheets.

Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2012
Financial Instruments and Risk Management

NOTE 11—FINANCIAL INSTRUMENTS AND RISK MANAGEMENT:

a.	General

The Company operates internationally, which gives rise to exposure to market risks, mainly from changes in foreign exchange rates. The Company enters into forward exchange contracts to hedge its balance sheet exposures as well as certain future cash flows in connection with payroll and related expenses and anticipated probable transactions which are expected to be denominated in non-Dollar currencies.

The Company is exposed to losses in the event of non-performance by counterparties to financial instruments; however, as the counterparties are major Israeli, European and United States banks, the Company does not expect any counterparties to fail to meet their obligations. The Company does not require or place collateral with respect to these financial instruments. The Company does not hold or issue derivatives for trading purposes.

b.	Derivative instruments

As stated in note 1s, the Company enters into various types of foreign exchange derivatives in managing its foreign exchange risks. The notional amounts of these derivatives as of December 31, 2012 were as follows:

$ in millions
Forward exchange contracts for conversion of:
Euros into Dollars	44.8

Japanese Yen into Dollars	62.7

Dollars into NIS	29.7

Korean Won into Dollars	11.1

Taiwan Dollars into Dollars	9.5

The terms of all of these currency derivatives are less than one year.

The following table summarizes activity in accumulated other comprehensive income related to derivatives classified as cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	(600)	581	2,657
Unrealized gains (losses) from derivatives	498	(267)	4,399
Reclassifications into earnings from other comprehensive income (loss)	595	(805)	(6,444)
Tax effect	135	(109)	(31)

Balance at end of year	628	(600)	581

c.	Fair value of financial instruments

The fair value of financial instruments included in working capital is usually close or identical to their carrying amounts. The fair value of non-current trade receivables and long-term liabilities also approximates the carrying amounts, since they bear interest at rates close to prevailing market rates.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Fair value measurements at reporting date using
	Level 1	Level 2	Level 3	Total
	$ in thousands
December 31, 2012:
Assets:
Derivative assets designated as hedging instruments		648		648

Derivative assets not designated as hedging instruments		1,690		1,690

Marketable Securities	15,026			15,026

Liabilities -
Derivative liabilities not designated as hedging instruments		573		573

December 31, 2011:
Assets:
Derivative assets designated as hedging instruments		11		11

Derivative assets not designated as hedging instruments		14		14

Liabilities -
Derivative liabilities designated as hedging instruments		575		575

Derivative liabilities not designated as hedging instrument		315		315

1.	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not applied to Level 1 instruments. Marketable securitiies are value primariliy based on quoted market prices in active markets. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

2.	Level 2—Valuations based on quoted prices in markets that are not active but for which all significant inputs are observable, either directly or indirectly. Derivaties, as described in b. above, are of value primarily based on observable inputs including interest rate curves and both forward and spot prices for currencies and the Company therefore has the ability to perform an independent verification to validate the quotation obtained.

3.	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement. The Company’s auction-rate securities, which have experienced a lack of liquidity and therefore did not have an active market of observable prices, were measured separately at fair value, which was determined using a valuation model. The valuation model relies on Level 3 inputs including, among others things: (i) the underlying structure of each security; (ii) the present value of future principal and interest payments discounted at rates considered to reflect the uncertainty of current market conditions; (iii) consideration of the probabilities of default, auction failure or repurchase at par for each period; (iv) assessments of counterparty credit quality; (v) estimates of recovery rates in the event of default for each security; and (vi) overall capital market liquidity. These estimated fair values are subject to uncertainties that are difficult to predict; therefore, such auction-rate securities have been classified as Level 3 fair value hierarchy.

The following table summarizes the activity for those financial assets (auction rate securities) where fair value measurements are classified as Level 3:

2011
$ in thousands
Balance at January 1, 2011	2,362
Amount realized	(1,967)
Net change in fair value:
Recorded as financial expenses	(395)

Balance at December 31, 2011	—

Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2012
Supplementary Balance Sheet Information

NOTE 12—SUPPLEMENTARY BALANCE SHEET INFORMATION:

a.	Cash and cash equivalents

Substantially all of the Company’s cash and cash equivalents bear interest. The annual interest rates as of December 31, 2012 ranged up to 0.85%.

b.	Marketable securities:

Held- to- maturity securities:

At December 31, 2012 the amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

	Amortized cost	Aggregate fair value	Unrealized Gains	Unrealized losses
	$ in thousands
December 31, 2012:
Government and corporate debentures :
Classified as short term	2,238	2,221		(17)
Classified as long term*	12,788	12,831	97	(54)

	15,026	15,052	97	(71)

*	Matured in less than 5 years.

c.	Accounts receivable:

(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	4,330	7,545	9,195
Increase (decrease) during the year	1,849	(1,265)	(721)
Bad debt written off	(1,614)	(1,950)	(929)

Balance at end of year	4,565	4,330	7,545

Year ended December 31
2012	2011
$ in thousands
(ii)	Other:

Employees	1,362	1,648
Prepaid expenses	12,878	10,822
Deposits in respect of rent and other	4,042	4,270
Israeli Government departments and agencies (mainly value added tax refundable)	1,741	3,893
Advance payments to suppliers	1,725	1,536
Derivative assets	2,338	26
Sundry	5,822	3,968

	29,908	26,163

d.	Accounts payable and accruals—other

	December 31
	2012		2011
	$ in thousands
Employees and employee institutions	15,380		23,401
Government departments and agencies	7,238		8,865
Provision for restructuring	1,396
Derivative liabilities	573		890
Accrued expenses	22,524	*	21,901
Sundry	4,784		2,533

	51,895		57,590

*	Includes a provision of $3,273,000 for non-cancelable commitments included in the write-down of inventories of $14,255,000.

e.	Deferred income

	December 31
	2012	2011
	$ in thousands
Deferred revenue relating to warranty commitments(*)	15,588	24,110
Deferred revenue	1,800	1,800

	17,388	25,910

*	The changes in deferred revenues relating to warranty commitments:

	Year ended December 31
	2012	2011
	$ in thousands
Balance at beginning of year	24,110	24,421
Revenue recognized during the year	(29,608)	(31,584)
Deferred revenue relating to new sales	21,086	31,273

Balance at end of year	15,588	24,110

f.	Accumulated other comprehensive income (loss)

	December 31
	2012	2011	2010
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	628	(600)	581
Accumulated currency translation adjustment	—	(860)	873

	628	(1,460)	1,454

Selected Statement of Operations Data	12 Months Ended
Dec. 31, 2012
Selected Statement of Operations Data

NOTE 13—SELECTED STATEMENT OF OPERATIONS DATA:

a.	Segment and geographical information:

(i)	Reportable segments:

(A)	General

The Company’s two reportable segments are as follows:

1.	Production Solutions for the Electronics Industry—this comprises the design, development, manufacture, marketing and service of yield-enhancing and production solutions for the supply chain of the electronics industry. The Company’s products in this segment include AOI, AOR, imaging and production systems used in the manufacture of PCBs and other electronic components and AOI, test and repair systems used in the manufacture of FPDs. The Company also markets CAM and engineering solutions for PCB production. The Company aggregates two operating segments into this reportable segment based on the similarity of their long-term economic characteristics, products and services, production processes, classes of customers, methods of distribution and inter dependence.

2.	Recognition Software—this comprises the development and marketing of check processing and healthcare revenue cycle management solutions to banks, financial and other payment processing institutions by Orbograph.

In addition to its two reportable segments, certain research, development and marketing initiatives concerning various products not related to the Company’s two reportable segments are classified under “Other”.

(B)	Information on revenues and assets of the reportable segments:

1.	Measurement of revenues and assets of the reportable segments:

The measurement of revenues and assets of the reportable segments is based on the same accounting principles applied in these financial statements.

Segment income or loss reflects the income or loss from continuing operations of the segment and does not include financial expenses—net, taxes on income and loss from discontinued operations since those items are not allocated to the segments.

2.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Recognition software	Other	Total
	$ in thousands
Year ended December 31, 2012:
Revenues from unaffiliated customers:
Sales of products	238,399	8,098		246,497
Services rendered	148,030	6,204		154,234

Total revenues	386,429	14,302		400,731

Operating income (loss)	(39,371)	3,815	(5,260)	(40,816)

Assets (at end of year)	604,232	24,428	3,162	631,822

Expenditures for segment assets	9,552	59		9,611

Depreciation and amortization	17,590	195	179	17,964

Impairment of intangible assets	30,142			30,142

Year ended December 31, 2011:
Revenues from unaffiliated customers:
Sales of products	417,109	6,859		423,968
Services rendered	135,527	5,818		141,345

Total revenues	552,636	12,677		565,313

Operating income (loss)	62,624	2,725	(5,288)	60,061

Assets (at end of year)	707,360	20,608	3,936	731,904

Expenditures for segment assets	7,291	915	1,658	9,864

Depreciation and amortization	19,645	154	159	19,958

Year ended December 31, 2010:
Revenues from unaffiliated customers:
Sales of products	401,822	7,710		409,532
Services rendered	113,761	6,062		119,823

Total revenues	515,583	13,772		529,355

Operating income (loss)	60,594	3,198	(6,105)	57,687

Assets (at end of year)	583,366	12,795	1,208	597,369

Expenditures for segment assets	6,329	91	332	6,752

Depreciation and amortization	23,331	152	182	23,665

3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated financial statements:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Total assets of reportable segments at end of year	631,822	731,904	597,369
Assets not allocated to segments	21,496	15,579	30,972

Consolidated assets at end of year	653,318	747,483	628,341

(ii)	Geographical information:

Revenues—classified by geographical area (based on the location of customers):
Sales of products:
China	77,840	193,415	101,719
Korea	40,640	69,252	141,674
Taiwan	48,694	50,829	83,045
Japan	24,723	42,995	40,846
North America (*)	23,232	33,013	22,610
Europe	9,005	13,924	16,086
Other (**)	22,363	20,540	3,552

Total sales of products	246,497	423,968	409,532

Services rendered:
China	48,986	39,014	28,978
Korea	22,314	23,602	20,171
Taiwan	26,064	24,212	21,263
Japan	20,886	20,811	19,494
North America (*)	19,944	18,427	17,275
Europe	10,866	11,301	9,899
Other (**)	5,174	3,978	2,743

Total services rendered	154,234	141,345	119,823

	400,731	565,313	529,355

(*)	mainly the United States.
(**)	mainly in the Far East.

(iii)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2012	2011	2010
	$ in thousands
Israel	11,343	10,975	10,299
United States	1,891	5,451	5,571
Europe	9,587	6,713	5,466
Other	1,894	3,525	3,506

Total	24,715	26,664	24,842

b.	Major customers

Revenues for the years ended December 31, 2012, 2011 and 2010 included revenues recognized from major customers as below:

	Year ended December 31
	2012	2011	2010
	% of revenues
Customer A	*	*	17
Customer B	*	*	11

*Less	than 10% of the Company’s revenues

All such revenues related to the Production Solutions for the Electronics Industry segment.

c.	Cost of revenues:

	Year ended December 31
	2012*	2011*	2010
	$ in thousands
1) Cost of products sold:
Materials and subcontractors	103,070	194,819	188,471
Labor costs	15,700	22,523	16,675
Overhead and other expenses	10,484	16,670	19,494

	129,254	234,012	224,640

2) Cost of services rendered:
Materials consumed	45,704	36,728	37,691
Labor costs	37,481	33,557	30,633
Overhead and other expenses	22,784	25,145	19,937

	105,969	95,430	88,261

*	Excludes write-down of inventories and non-cancelable commitments in the amount of $14,255,000 and $6,743,000 in the years ended 2012 and 2011, respectively.

d.	Selling, general and administrative expenses

	Year ended December 31
	2012	2011	2010
	$ in thousands
Comprised as follows:
Selling	45,167	43,943	38,970
General and administrative	29,975	28,640	27,294

	75,142	72,583	66,264

e.	Restructuring costs

Year ended December 31
2012
$ in thousands
The primary components of the restructuring costs: Costs relating to workforce reduction	3,885
Other costs, mainly fixed assets impairment	1,178

5,063

During 2012, the Company adopted certain measures designed to realign its infrastructure with current revenue levels and business conditions. These included a reduction in the Company’s worldwide workforce, consolidation of certain Company facilities and other cost-cutting measures, and resulted in a restructuring charge of approximately $5.1 million.

f.	Financial expenses—net:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	2,454	1,834	1,005
Other	58	83	40
Non-Dollar transaction gains—net			8

	2,512	1,917	1,053

Expenses:
Interest:
Bank loan	3,391	4,674	5,935
Costs relating to factoring of letters of credit and promissory notes	122	417	525
Net loss from sale of marketable securities		395	909
Impairment of available-for-sale securities			343
Currency translation adjustments	860
Non-Dollar transaction losses—net	2,545	2,072
Bank charges and other	694	910	625

	7,612	8,468	8,337

	(5,100)	(6,551)	(7,284)

g.	Earnings per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings per share:

	Year ended December 31
	2012	2011	2010
	In thousands
Weighted average number of shares issued and outstanding (net of treasury shares)—used in computation of basic earnings per share	43,501	39,909	34,911
Add—incremental shares from assumed exercise of options	—	907	867

Weighted average number of shares used in computation of diluted earnings per share	43,501	40,816	35,778

Diluted earnings per share for 2011 and 2010 do not reflect ‘out-of-the-money’ options to purchase respective aggregate amounts of, 2,861,827 and 1,782,069 Ordinary Shares, due to their anti-dilutive effect. Diluted earnings per share for 2012 do not reflect ‘in-the-money’ options to purchase an aggregate amount of 570,084 Ordinary shares, due to their anti-dilutive effect.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
General
a.	General:

(i)	Nature of operations

Orbotech Ltd. (the “Company” or “Orbotech”) is an Israeli corporation, which, together with its subsidiaries and one joint venture, is principally engaged in the design, development, manufacture, marketing and service of yield-enhancing and production solutions for the electronics industry. The Company’s products include automated optical inspection (“AOI”), automated optical repair (“AOR”), imaging and production systems used in the manufacture of printed circuit boards (“PCB”s) and other electronic components and AOI, test and repair systems used in the manufacture of flat panel displays (“FPD”s). The Company also markets computer-aided manufacturing (“CAM”) and engineering solutions for PCB production.

In addition, through Orbograph Ltd. (“Orbograph”), the Company develops and markets character recognition solutions to banks, financial and other payment processing institutions; and, through Orbotech LT Solar, LLC (“OLTS”), is engaged in the research, development and marketing of products for the deposition of anti-reflective coating on crystalline silicon photovoltaic wafers for solar energy panels.

The Company is continuing to develop technologies for use in other applications both within and outside the electronics industry. The Company derives a significant portion of its revenues from the service and support of its substantial installed base of products.

For information as to the Company’s reportable segments, principal geographical markets and major customers, see note 13.

(ii)	Accounting principles

The consolidated financial statements are prepared in accordance with generally accepted accounting principles (“GAAP”) in the United States of America, except for the use of the proportionate method of consolidation for its joint venture, as discussed in b. below.

(iii)	Functional currency

The currency of the primary economic environment in which the operations of the Company and virtually all of its subsidiaries and joint venture are conducted is the United States dollar (the “Dollar”).

Virtually all product revenues of the Company and its subsidiaries and joint venture are derived outside Israel in non-Israeli currencies, mainly the Dollar. Most purchases of materials and components are made in Dollars or in Israeli currency under contracts linked to the Dollar. Thus, the functional currency of the Company and virtually all of its subsidiaries and joint venture is the Dollar.

Monetary accounts maintained in currencies other than the Dollar are re-measured using the representative foreign exchange rate at the balance sheet date. Operational accounts and non-monetary balance sheet accounts are measured and recorded at the rate in effect at the date of the transaction. The effects of foreign currency re-measurement are recorded in financial expenses—net, as appropriate.

(iv)	Use of estimates in the preparation of financial statements

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. As applicable to these financial statements, the most significant estimates and assumptions relate to revenue recognition, inventories, goodwill, intangible assets, property, plant and equipment, deferred tax assets, provision for uncertain tax positions, provision for doubtful accounts and employee compensation in connection with equity awards.

Principles of consolidation
b.	Principles of consolidation

These financial statements include the accounts of the Company and its subsidiaries.

In addition, the Company accounts for the 50%-owned joint venture, Frontline P.C.B. Solutions Limited Partnership (“Frontline”), using the proportionate method of consolidation as is required under Israeli GAAP. U.S. GAAP requires that such joint venture be accounted for using the equity method of accounting, which is distinct from the proportionate method of consolidation. The United States Securities and Exchange Commission (the “SEC”) has advised the Company that it will not object to the Company’s use of the proportionate method of consolidation, provided that the joint venture is an operating entity, the significant financial and operating policies of which are, by contractual arrangement, jointly controlled by all parties having an equity interest in the entity, and provided further that summarized financial data relating to the joint venture are provided. These data are presented in note 2a.

These subsidiaries and joint venture are collectively referred to in these financial statements as ‘subsidiaries’.

Intercompany balances and transactions have been eliminated in consolidation. Profits from intercompany sales not yet realized outside of the Company and its subsidiaries have also been eliminated.

Orbotech’s holding in OLTS, is currently approximately 75.4% on a fully diluted basis and is anticipated to increase to approximately 79.5% upon certain non-controlling parties exercising their yearly put options, and following additional investments, which are expected to occur in 2013.

A portion of OLTS’s equity interest is held by the two developers of certain of OLTS’s technology. The Company has granted each of these two developers a put option to sell a portion of his holdings in OLTS to the Company. There is a limit on the number of equity interest units that these two developers may require the Company to purchase, upon exercise of this put option, during any twelve month period. These put options will expire on December 31, 2014. The purchase price to be paid by the Company upon the exercise of each put option is based initially on the Company’s valuation of OLTS used in the framework of equity investments in OLTS prior to exercise of the put option. Upon the achievement of a certain financial milestone by OLTS, the purchase price shall be equal to the fair market value of the equity interest being sold, as determined by an external appraiser. During 2012, 2011 and 2010, these put options were exercised by the two developers and the Company purchased a portion of their equity interests in OLTS for approximately $0.7 million in cash in each of these years, recorded as research and development expenses. In addition to the put options referred to above, each of the two developers was granted an additional put option to sell his holdings in OLTS to, at the Company’s election, the Company and/or OLTS. These additional put options shall become exercisable starting in 2015, subject to their continued employment and the achievement of a certain financial milestone by OLTS in the fiscal year immediately preceding the year in which the put option is exercised. The purchase price to be paid by the Company upon the exercise of this put option shall be equal to the fair market value of the equity interest being sold, as determined by an external appraiser. There is a limit on the number of equity interest units that the two developers may require the Company to purchase, upon exercise of these put options, each year. Both put options shall expire upon the earlier of an initial public offering, merger and acquisition transaction or a third party investment in OLTS that results in such third party holding at least 5% of OLTS’s equity interest.

Cash and cash equivalents
c.	Cash and cash equivalents

The Company considers all highly liquid investments including cash and short-term bank deposits that are not restricted as to withdrawal or use and the period to maturity of which does not exceed three months at the time of investment, to be cash equivalents.

Short term bank deposits
d.	Short term bank deposits

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such short-term deposits are in Dollars and bear interest at an average annual rate of 0.34%.

Concentration of credit risks and allowance for doubtful accounts
e.	Concentration of credit risks and allowance for doubtful accounts

As of December 31, 2012 and 2011, most of the Company’s cash and cash equivalents were deposited with major Israeli, European, United States and Far Eastern banks. The Company is of the opinion that the credit risk in respect of these balances is not material.

The Company performs ongoing credit evaluations of its customers for the purpose of determining the appropriate allowance for doubtful accounts. In respect of sales to customers in certain economies, the Company may require letters of credit from banks.

The allowance for doubtful accounts is determined for specific debts doubtful of collection.

The Company routinely receives letters of credit or promissory notes in connection with the sale of products in the Far East and Japan. From time to time, the Company sells some of these letters of credit and promissory notes to third parties at a discount in return for cash. The resulting costs related to the letters of credit and promissory notes are charged to ‘financial expenses—net’, as incurred. During the years ended December 31, 2012, 2011 and 2010, the Company sold face amounts of $33.7 million, $79.0 million and $52.0 million, respectively, of these letters of credit and promissory notes.

Inventories
f.	Inventories

Inventories are valued at the lower of cost or market. Cost is determined as follows: components, products in process and finished products—on the weighted average basis; and labor and overhead—on the basis of manufacturing costs.

Inventories are written-down for estimated excess and obsolescence, based on assumptions about future demand and market conditions.

Marketable securities
g.	Marketable securities

The Company accounts for investments in marketable securities in accordance with Accounting Standard Codification (“ASC”) No. 320, “Investments—Debt and Equity Securities”. Quoted corporate and government debentures, which the Company intends to hold to maturity, are stated at amortized cost.

Fair value measurement
h.	Fair value measurement

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the ‘exit price’) in an arms’ length transaction between willing market participants at the measurement date. In determining fair value, the Company employs various valuation approaches, including market, income and/or cost approaches. The applicable financial accounting rules establish a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s estimation of the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy is divided into three levels based on the reliability of inputs. See note 11c.

Investment in associated companies
i.	Investment in associated companies

Investments in shares of an entity over which the Company has significant influence but owns less than a controlling voting interest (an “Associated Company”), are accounted for using the equity method, except for Frontline. Significant influence is presumed to exist when the Company holds between 20%-50% of an Associated Company’s voting instruments.

Property, plant and equipment
j.	Property, plant and equipment

These assets are stated at cost and are depreciated by the straight-line method over their estimated useful lives.

Annual rates of depreciation are as follows:

%
Machinery and equipment	10-20
(mainly 20)
Leasehold improvements	Over the term of the lease (mainly 10)
Building	3
Office furniture and equipment	6-15
Computer equipment	20-33
Vehicles	15; 20

Goodwill
k.	Goodwill

Goodwill is not amortized, but rather tested for impairment annually, as of September 30 of each year, or whenever events or circumstances present an indication of impairment, by assessing the fair value of the Company’s various reporting units.

The goodwill impairment test is applied by performing a qualitative assessment before calculating the fair value of the reporting unit. If, on the basis of qualitative factors, it is considered not more likely than not that the fair value of the reporting unit is less than the carrying amount, further testing of goodwill for impairment would not be required. Otherwise, goodwill impairment is tested using a two-step approach.

The first step involves comparing the fair value of a company’s reporting units to their carrying amount. If the fair value of the reporting unit is determined to be greater than its carrying amount, there is no impairment. If the reporting unit’s carrying amount is determined to be greater than the fair value, the second step must be completed to measure the amount of impairment, if any. Step two calculates the implied fair value of goodwill by deducting the fair value of all tangible and intangible assets, excluding goodwill, of the reporting unit from the fair value of the reporting unit as determined in step one. The implied fair value of the goodwill in this step is compared to the carrying value of goodwill. If the implied fair value of the goodwill is less than the carrying value of the goodwill, an impairment loss equivalent to the difference is recorded.

As a result of performing the annual impairment tests, on September 30, 2012, 2011 and 2010, the Company determined that there was no impairment with respect to goodwill.

Other intangible assets
l.	Other intangible assets

Acquired intangible assets are presented at cost, net of accumulated amortization and impairments. These intangible assets consist primarily of intellectual property and customer relations and are being amortized mostly over periods of seven, but in some cases up to twelve, years.

Impairment of long-lived assets
m.	Impairment of long-lived assets

Long-lived assets, including definite life intangible assets, held and used by an entity are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the assets (or asset group) may not be recoverable. In the event that the sum of the expected future cash flows (undiscounted and without interest charges) of the long-lived assets (or asset group) is less than the carrying amount of such assets, an impairment charge would be recognized, and the assets (or asset group) would be written down to their estimated fair values. In the year ended December 31, 2012, an impairment charge of $30.1 million of intangible assets was recognized (see note 5).

Recognition of revenue
n.	Recognition of revenue

The Company recognizes revenue from the sale of non-software products to end users upon delivery, provided that appropriate documentation of the arrangement, such as a signed contract, purchase order or letter of agreement, has been received by the Company, the fee or sale price is fixed or determinable and collectability is reasonably assured. The Company does not, in the normal course of business, provide a right of return to its customers. Installation and training are not essential to the product capabilities as they do not require specialized skills and can be performed by other vendors.

The Company’s revenue arrangements contain multiple elements, as it grants its customers a warranty on products sold, which includes the provision of post-sale service and maintenance, usually for a period of six to twelve months. Upon meeting the revenue recognition criteria of the product, the Company records a portion of the sale price that relates to the value of the services and maintenance expected to be performed during the aforementioned period as deferred income, and recognizes it as service revenue ratably over such period. The cost to the Company of warranting that the product will perform according to certain specifications and that the Company will repair or replace the product if it ceases to work properly, is insignificant and is treated according to accounting guidance for contingencies. In addition, the Company defers the value of the installation and recognizes it upon installation.

On January 1, 2011, the Company adopted the Financial Accounting Standards Board (the “FASB”) Update No. 2009-14: Certain Revenue Arrangements That Include Software Elements, which amended the accounting standards for multiple deliverable revenue arrangements on a prospective basis for applicable transactions originating or materially modified after January 1, 2011.

The new standard changed the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable to be based on the relative selling price. Implementation of this new guidance had an insignificant impact on reported net revenue compared to net revenue under previous guidance, as the new guidance did not change the units of accounting within sales arrangements and the elimination of the residual method for the allocation of arrangement consideration had an inconsequential impact on the amount and timing of reported net sales.

When a sales arrangement contains multiple elements, such as product installation and warranty, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence (“VSOE”), if available, and otherwise is based on third party evidence (“TPE”) or on the estimated selling price (“ESP”) if neither VSOE nor TPE is available. The Company generally utilizes the ESP due to the nature of its products.

The determination of ESP involves consideration of several factors based on the specific facts and circumstances of the arrangement. Specifically, the Company considers the cost to produce the deliverable, the anticipated margin on that deliverable, the selling price and profit margin for similar parts in different geographical regions, its ongoing pricing strategy and policies and other economic conditions and trends.

In the case of delivery of newly developed products, revenue is deferred until acceptance is received.

Service revenue in respect of the Company’s products is recognized ratably over the contractual service period or in a fee for services arrangement, as services are performed.

The Company recognizes revenue from the sale of software to end users upon delivery, provided that appropriate documentation of the arrangement, such as a signed contract, purchase order or letter of agreement, has been received by the Company, the fee or sale price is fixed or determinable, and collectability is probable. When software is made available to customers electronically, it is deemed to have been delivered when the Company has provided the customer with the access codes necessary to enable immediate possession of the software. If collectability is not considered probable, revenue is recognized when the fee or sale price is collected. Maintenance revenues are comprised of revenue from support arrangements which include technical support and the right to unspecified upgrades on an if-and-when-available basis. Revenues from these services are deferred and recognized on a straight-line basis over the life of the related agreement, which is typically one year.

The Company recognizes revenues net of value added tax.

Research and development
o.	Research and development

Research and development expenses, which consist mainly of labor costs, materials and subcontractors, are expensed as incurred. Pre-payments for goods or services that will be used or rendered for future research and development activities are deferred and amortized over the period that the goods are delivered or the related services are performed, subject to an assessment of recoverability. Government funding for development of approved projects is recognized as a reduction of expenses as the related cost is incurred. The Company is not required to pay royalties on sales of products developed using government funding.

Shipping and handling costs
p.	Shipping and handling costs
Shipping and handling costs are classified as a component of cost of sales.
Income taxes
q.	Income taxes

(i)	Deferred income taxes

Deferred income taxes are determined utilizing the asset and liability method based on the estimated future tax effects of temporary differences between the financial accounting and tax bases of assets and liabilities and on the tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. Valuation allowance is included in respect of deferred tax assets when it is considered more likely than not that such assets will not be realized.

The Company may incur additional tax liability in the event of intercompany dividend distributions by some of its subsidiaries. Such additional tax liability in respect of these non-Israeli subsidiaries has not been provided for in these financial statements as it is the Company’s policy permanently to reinvest the subsidiaries’ earnings and to consider distributing dividends only when this can be facilitated in connection with a specific tax or other opportunity that may arise.

Tax liabilities which would apply in the event of disposal of investments in subsidiaries have not been taken into account in computing the deferred taxes, as it is the Company’s intention to hold, and not to realize, these investments.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting or, if not related to an asset or liability for financial reporting, according to the expected reversal dates of the specific temporary differences.

(ii)	Uncertainty in income taxes

The Company follows a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon ultimate resolution. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within income tax expense. Such liabilities are classified as long-term, unless the liability is expected to be resolved within twelve months from the balance sheet date.

Treasury shares
r.	Treasury shares
Treasury shares are presented as a reduction of shareholders’ equity, at their cost to the Company.
Derivative financial instruments
s.	Derivative financial instruments

The Company enters into forward exchange contracts to hedge existing non-Dollar assets and liabilities as well as certain anticipated transactions which are probable and are expected to be denominated in non-Dollar currencies.

All derivative instruments are recognized on the balance sheet at their fair value. On the date that the Company enters into a derivative contract it designates the derivative, for accounting purposes, as either a hedging instrument or a non-hedging instrument.

For derivative financial instruments that are designated and qualify as a cash flow hedge, the effective portions of changes in fair value of the spot component are recorded in other comprehensive income, as ‘gains (losses) in respect of derivative instruments designated for cash flow hedge, net of taxes’ and are recognized in the statement of operations when the hedged item affects earnings. Ineffective portions of changes in the fair value of cash flow hedges, if any, and hedge components such as time value, excluded from assessment of effectiveness testing, are recognized immediately in the statement of operations among ‘financial expenses—net’. Changes in the fair value of other derivatives not designated as hedging instruments are recognized in the statement of operations among ‘financial expenses—net’.

Cash flows from derivatives that qualify as a cash flow hedge are recognized in the statement of cash flows in the same category as that of the hedged item. Cash flows from other economic derivatives remain part of cash flows from operating activities.

Stock-based compensation
t.	Share-based compensation

Equity awards granted to employees and directors are accounted for using the grant date fair value method. The fair value of share-based payment transactions is recognized as an expense over the requisite service period, net of estimated forfeitures. The Company estimates forfeitures based on historical experience and anticipated future conditions.

The Company elected to recognize compensation cost for awards that have a graded vesting schedule using the accelerated multiple-option approach.

Certain equity awards are subject to forfeiture should the Company fail to attain specified performance goals. The fair value of these awards is estimated on the date of grant using the same option valuation model used by the Company for non-performance equity awards. For so long as the Company assumes that performance goals will be achieved, compensation cost is recorded with respect thereto. If and when a point in time is reached that the Company believes the performance goals will not be achieved, it will then reverse the share-based compensation expenses for all vesting periods completed through such date.

Equity awards granted to non-employees (namely, employees of Frontline and consultants) are re-measured at each reporting period at fair value until they have vested. The fair value of equity awards is charged to statement of operations over the service period.

Liability awards are measured at fair value and are re-measured at each reporting period until settled. The fair value of liability awards is charged to statement of operations over the service period.

Comprehensive income (loss)
u.	Comprehensive income (loss)

In addition to net income (loss), comprehensive income includes: (i) gains or losses in respect of derivative instruments designated as cash flow hedges’ net of tax; (ii) unrealized gains and losses arising from securities classified as available-for-sale (including other-than-temporary impairment not attributed to credit loss); and (iii) foreign currency translation adjustments.

Earnings (loss) per share
v.	Earnings (loss) per share

Basic earnings (loss) per share are computed based on the weighted average number of shares outstanding during each year (net of treasury shares). In computing diluted earnings (loss) per share, the potential dilutive effect of outstanding equity awards is taken into account using the treasury stock method. In 2012, outstanding equity awards were not taken into account due to their anti-dilutive effect.

Impact of recently issued accounting pronouncements
w.	Impact of recently issued accounting pronouncements

In 2011, the FASB amended its guidance regarding presentation of comprehensive income. The amendment eliminates the option to present items of other comprehensive income in the statement of changes in equity and requires an entity to present the components of net income and other comprehensive income in either a single continuous statement or in two separate, but consecutive, statements. The Company adopted this amendment on January 1, 2012. The adoption changes the way the Company presents comprehensive income because under previous guidance, the Company presented comprehensive income within the statement of changes in shareholders’ equity.

In May 2011, the FASB issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 changes certain fair value measurement principles and clarifies the application of existing fair value measurement guidance. These amendments include, among other matters, (1) the application of the highest and best use and valuation premise concepts, (2) measuring the fair value of an instrument classified in a reporting entity’s shareholders’ equity and (3) disclosing quantitative information about the unobservable inputs used within the Level 3 hierarchy. The adoption of ASU 2011-04 on January 1, 2012 did not have a material effect on the Company’s consolidated financial statements.

Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Annual Rates of Depreciation

Annual rates of depreciation are as follows:

%
Machinery and equipment	10-20
(mainly 20)
Leasehold improvements	Over the term of the lease (mainly 10)
Building	3
Office furniture and equipment	6-15
Computer equipment	20-33
Vehicles	15; 20

Proportionately Consolidated Company and Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Company's Consolidated Balance Sheet on Basis of Company's Percentage of Holding

The following Frontline data is reflected in the Company’s consolidated financial statements on the basis of the Company’s percentage of holding:

	December 31
	2012	2011
	$ in thousands
(i) Balance sheet data:
Assets:
Current assets	4,184	2,799
Property, plant and equipment—net	156	112
Funds in respect of employee rights upon Retirement	682	603

	5,022	3,514

Liabilities:
Current liabilities	602	553
Liability for employee rights upon retirement	999	935

	1,601	1,488

Company's Consolidated Income Statement on Basis of Company's Percentage of Holding

	Year ended December 31
	2012	2011	2010
	$ in thousands
(ii) Operating results data:
Revenues:
Sales of products	7,978	8,441	8,582
Services rendered	6,145	5,719	5,065
Cost of revenues:
Cost of products sold	(54)	(56)	(76)
Cost of services rendered	(2,123)	(1,983)	(1,771)
Research and development costs	(3,112)	(2,827)	(2,622)
Selling, general and administrative Expenses	(2,090)	(2,095)	(2,002)
Financial income (expenses)—net	19	36	(17)

Net income before taxes on income	6,763	7,235	7,159

(iii) Cash flow data:

Net cash provided by operating activities	7,038	7,153	6,306

Net cash used in investing activities	(126)	(32)	(70)

Summarized Financial Information for Combined Discontinued Operations
(iii)	Summarized financial information for the combined discontinued operations is set forth below:

	January 1 through the respective closing dates	Year ended December 31
	2011	2010
	$ in thousands
Total revenues	3,924	11,692

Income (loss) before income tax benefit	1,838	(9,460)
Income tax benefit (expenses)	(475)	743

Income (loss) from discontinued operations, net of tax	1,363	(8,717)

Income (loss) per share (basic) from discontinued operations	$0.03	$(0.25)

Income (loss) per share (diluted) from discontinued operations	$0.03	$(0.25)

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Inventory

	December 31
	2012	2011
	$ in thousands
Components:
For manufacturing of systems, net*	31,409	43,084
For servicing of systems	26,675	31,869

	58,084	74,953
Work in process	9,933	9,189
Finished products	25,837	20,967

	93,854	105,109

Adjustments in Inventory
*	The changes in the inventory write-down provision are as follows:

	Year ended December 31
	2012		2011	2010
	$ in thousands
Balance at beginning of year	6,959		1,386	3,160
Additional provision made during the year	10,982	*	6,743
Provision utilized upon disposal of inventories	(6,774)		(1,170)	(1,774)

Balance at end of year	11,167		6,959	1,386

*	Included in write-down of inventories of $14,255,000.

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Composition of Assets Grouped by Major Classifications

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Machinery and equipment	28,638	24,512
Leasehold improvements	39,939	37,977
Land and buildings	5,928	9,602
Office furniture, equipment	10,028	10,074
Computer equipment	40,868	39,278
Vehicles	473	487

	125,874	121,930
Less—accumulated depreciation and amortization	101,159	95,266

	24,715	26,664

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Amortized Balance of Other Intangible Assets

The amortized balance of other intangible assets is composed as follows:

	December 31
	2012	2011
	$ in thousands
Cost:
Intellectual property	65,095	65,095
Customer relations	31,063	31,063

	96,158	96,158

Less:
Impairment charges	30,142
Accumulated amortization	51,574	41,667

	14,442	54,491

Estimated Amortization Expense	Estimated amortization expense for the years stated below is as follows:

$ in thousands
Year ending December 31:
2013	4,048
2014	4,048
2015	3,260
2016	873
2017	813
2018-2019	1,400

14,442

Commitments, Contingent Liabilities and Restriction Placed In Respect of Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases at Rates in Effect

Minimum lease commitments of the Company and its subsidiaries under operating leases, at rates in effect on December 31, 2012, were as follows:

$ in thousands
Year ending December 31:
2013	9,118
2014	7,041
2015	6,136
2016	4,303
2017	4,214
2018 - 2021	15,840

46,652

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity Awards, Options
1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	3,913,259	11.43
Changes during year:
Granted (1)	441,238	8.58
Exercised	(141,167)	4.58
Forfeited or expired	(423,900)	16.97

Outstanding at end of year	3,789,430	10.73	3.53	3,297

Exercisable at end of year	2,687,140	11.23	2.71	2,996

(1)	Including options to purchase a total of 40,088 Ordinary Shares awarded to directors of the Company, at an exercise price of $9.40 per share.

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	56,131	11.59
Changes during year:
Awarded (*)	1,956	9.40
Vested	(48,006)	11.77
Forfeited	0	N/A

Non-vested at end of year	10,081	10.29

(*) To	one director of the Company.

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	463,666	9.80
Changes during year:
Awarded	249,826	8.61
Settled	(179,899)	8.82
Forfeited	(16,877)	9.05

Outstanding at end of year	516,716	9.57

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2012
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	89,773	14.63
Changes during year:
Granted	8,700	8.49
Exercised	(4,125)	3.98
Forfeited or expired	(19,250)	24.27

Outstanding at end of year	75,098	12.03	3.71	38

Exercisable at end of year	47,723	13.09	2.63	38

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	500	11.84
Changes during year:
Awarded	0	N/A
Vested	(500)	11.84

Non-vested at end of year	—

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2012
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	5,000	10.43
Changes during year:
Awarded	3,500	8.49
Settled	(1,000)	10.75
Forfeited	—	N/A

Outstanding at end of year	7,500	9.48

Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Income Taxes
e.	Deferred income taxes

Provided in respect of the following:

	December 31
	2011	2012
	$ in thousands
Provision for vacation pay	553	680
Accrued severance pay	3,513	3,216
Carryforward tax losses	66,120	53,116
Research and development costs	5,415	4,197
Taxes on undistributed income of Israeli subsidiary	(2,236)	(3,517)
Intangible assets	(5,777)	(21,500)
Other	3,267	3,696

	70,855	39,888
Less—valuation allowance*	51,595	26,068

	19,260	13,820

Changes in Valuation Allowance
*	The changes in the valuation allowance are comprised as follows:

	Year ended December 31
	2011	2010	2012
	$ in thousands
Balance at beginning of year	26,068	21,744	24,379
Additions (reductions) during the year	25,527	4,324	(2,635)

Balance at end of year	51,595	26,068	21,744

Deferred Taxes Included in Balance Sheets

Deferred taxes are included in the balance sheets as follows:

	December 31
	2011	2012
	$ in thousands
Assets:
Current deferred income taxes	7,862	6,580
Non-current deferred income taxes	13,634	8,999

	21,496	15,579

Liability-
Non-current deferred income taxes	2,236	1,759

	19,260	13,820

Taxes on Income Included in Income Statements
f.	Taxes on income included in the income statements

As follows:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Current:
Israeli	578	(275)	(1,226)
Non-Israeli	5,318	5,369	12,489

	5,896	5,094	11,263

Deferred:
Israeli	(4,985)	3,110	(1,469)
Non-Israeli	(455)	(527)	(2,397)

	(5,440)	2,583	(3,866)

Total income taxes expense	456	7,677	7,397

Reconciliation of Theoretical Tax Expense

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual tax expense:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Income (loss) from continuing operations before taxes on income*	(45,916)	53,510	50,403

Theoretical tax expense (benefit) on the above amount	(11,479)	12,842	12,600
Less—tax benefits arising from approved enterprises	(2,495)	(4,731)	(529)

	(13,974)	8,111	12,071
Increase (decrease) in taxes resulting from:
Different tax rates applicable to non-Israeli
subsidiaries	(9,141)	(4,064)	(2,192)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes—net	(173)	3,969	5,970
Deferred taxes on losses for which valuation allowance was provided	(1,529)	(4,532)	(5,232)
Other	(254)	(131)	(585)
Net change in valuation allowance	25,527	4,324	(2,635)

Actual tax expense	456	7,677	7,397

*As follows:
Taxable in Israel	(3,885)	19,332	(9,582)
Taxable outside Israel	(42,031)	34,178	59,985

	(45,916)	53,510	50,403

Roll-forward of Total Amounts of Company's Unrecognized Tax Benefits

Following is a roll-forward of the total amounts of the Company’s unrecognized tax benefits at the beginning and the end of the years ending on December 31, 2012, 2011 and 2010 (not including interest or penalties):

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	18,301	17,243	13,239
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,121	4,269	7,893
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year, net	(121)	(1,582)	(317)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(985)	(1,629)	(3,572)

Balance at end of year	18,316 *	18,301 *	17,243 *

Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2012
Notional Amounts of Derivatives

 The notional amounts of these derivatives as of December 31, 2012 were as follows:

$ in millions
Forward exchange contracts for conversion of:
Euros into Dollars	44.8

Japanese Yen into Dollars	62.7

Dollars into NIS	29.7

Korean Won into Dollars	11.1

Taiwan Dollars into Dollars	9.5

Activity in Accumulated Other Comprehensive Income

The following table summarizes activity in accumulated other comprehensive income related to derivatives classified as cash flow hedges held by the Company during the reported years:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	(600)	581	2,657
Unrealized gains (losses) from derivatives	498	(267)	4,399
Reclassifications into earnings from other comprehensive income (loss)	595	(805)	(6,444)
Tax effect	135	(109)	(31)

Balance at end of year	628	(600)	581

Company's Assets and Liabilities Measured on Recurring Basis

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2012 and 2011, consistent with the fair value hierarchy provisions of the applicable accounting rules:

	Fair value measurements at reporting date using
	Level 1	Level 2	Level 3	Total
	$ in thousands
December 31, 2012:
Assets:
Derivative assets designated as hedging instruments		648		648

Derivative assets not designated as hedging instruments		1,690		1,690

Marketable Securities	15,026			15,026

Liabilities -
Derivative liabilities not designated as hedging instruments		573		573

December 31, 2011:
Assets:
Derivative assets designated as hedging instruments		11		11

Derivative assets not designated as hedging instruments		14		14

Liabilities -
Derivative liabilities designated as hedging instruments		575		575

Derivative liabilities not designated as hedging instrument		315		315

Activity for Financial Assets

The following table summarizes the activity for those financial assets (auction rate securities) where fair value measurements are classified as Level 3:

2011
$ in thousands
Balance at January 1, 2011	2,362
Amount realized	(1,967)
Net change in fair value:
Recorded as financial expenses	(395)

Balance at December 31, 2011	—

Supplementary Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2012
Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type

At December 31, 2012 the amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

	Amortized cost	Aggregate fair value	Unrealized Gains	Unrealized losses
	$ in thousands
December 31, 2012:
Government and corporate debentures :
Classified as short term	2,238	2,221		(17)
Classified as long term*	12,788	12,831	97	(54)

	15,026	15,052	97	(71)

*	Matured in less than 5 years.

Balance and Changes in Allowance
(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Balance at beginning of year	4,330	7,545	9,195
Increase (decrease) during the year	1,849	(1,265)	(721)
Bad debt written off	(1,614)	(1,950)	(929)

Balance at end of year	4,565	4,330	7,545

Other Accounts Receivable

Year ended December 31
2012	2011
$ in thousands
(ii)	Other:

Employees	1,362	1,648
Prepaid expenses	12,878	10,822
Deposits in respect of rent and other	4,042	4,270
Israeli Government departments and agencies (mainly value added tax refundable)	1,741	3,893
Advance payments to suppliers	1,725	1,536
Derivative assets	2,338	26
Sundry	5,822	3,968

	29,908	26,163

Accounts Payable and Accruals Other
d.	Accounts payable and accruals—other

	December 31
	2012		2011
	$ in thousands
Employees and employee institutions	15,380		23,401
Government departments and agencies	7,238		8,865
Provision for restructuring	1,396
Derivative liabilities	573		890
Accrued expenses	22,524	*	21,901
Sundry	4,784		2,533

	51,895		57,590

*	Includes a provision of $3,273,000 for non-cancelable commitments included in the write-down of inventories of $14,255,000.

Schedule of Deferred Revenue
e.	Deferred income

	December 31
	2012	2011
	$ in thousands
Deferred revenue relating to warranty commitments(*)	15,588	24,110
Deferred revenue	1,800	1,800

	17,388	25,910

*	The changes in deferred revenues relating to warranty commitments:

Changes in Deferred Revenues

Changes in Deferred Revenues	Year ended December 31
	2012	2011
	$ in thousands
Balance at beginning of year	24,110	24,421
Revenue recognized during the year	(29,608)	(31,584)
Deferred revenue relating to new sales	21,086	31,273

Balance at end of year	15,588	24,110

Accumulated Other Comprehensive Income (Loss)
f.	Accumulated other comprehensive income (loss)

	December 31
	2012	2011	2010
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	628	(600)	581
Accumulated currency translation adjustment	—	(860)	873

	628	(1,460)	1,454

Selected Statement of Operations Data (Tables)	12 Months Ended
Dec. 31, 2012
Financial Data Relating to Reportable Segments
2.	Financial data relating to reportable segments:

	Production solutions for the electronics industry	Recognition software	Other	Total
	$ in thousands
Year ended December 31, 2012:
Revenues from unaffiliated customers:
Sales of products	238,399	8,098		246,497
Services rendered	148,030	6,204		154,234

Total revenues	386,429	14,302		400,731

Operating income (loss)	(39,371)	3,815	(5,260)	(40,816)

Assets (at end of year)	604,232	24,428	3,162	631,822

Expenditures for segment assets	9,552	59		9,611

Depreciation and amortization	17,590	195	179	17,964

Impairment of intangible assets	30,142			30,142

Year ended December 31, 2011:
Revenues from unaffiliated customers:
Sales of products	417,109	6,859		423,968
Services rendered	135,527	5,818		141,345

Total revenues	552,636	12,677		565,313

Operating income (loss)	62,624	2,725	(5,288)	60,061

Assets (at end of year)	707,360	20,608	3,936	731,904

Expenditures for segment assets	7,291	915	1,658	9,864

Depreciation and amortization	19,645	154	159	19,958

Year ended December 31, 2010:
Revenues from unaffiliated customers:
Sales of products	401,822	7,710		409,532
Services rendered	113,761	6,062		119,823

Total revenues	515,583	13,772		529,355

Operating income (loss)	60,594	3,198	(6,105)	57,687

Assets (at end of year)	583,366	12,795	1,208	597,369

Expenditures for segment assets	6,329	91	332	6,752

Depreciation and amortization	23,331	152	182	23,665

Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Financial Statements
3.	Following is a reconciliation of the assets of the reportable segments to the data included in the consolidated financial statements:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Total assets of reportable segments at end of year	631,822	731,904	597,369
Assets not allocated to segments	21,496	15,579	30,972

Consolidated assets at end of year	653,318	747,483	628,341

Geographical Information
(ii)	Geographical information:

Revenues—classified by geographical area (based on the location of customers):
Sales of products:
China	77,840	193,415	101,719
Korea	40,640	69,252	141,674
Taiwan	48,694	50,829	83,045
Japan	24,723	42,995	40,846
North America (*)	23,232	33,013	22,610
Europe	9,005	13,924	16,086
Other (**)	22,363	20,540	3,552

Total sales of products	246,497	423,968	409,532

Services rendered:
China	48,986	39,014	28,978
Korea	22,314	23,602	20,171
Taiwan	26,064	24,212	21,263
Japan	20,886	20,811	19,494
North America (*)	19,944	18,427	17,275
Europe	10,866	11,301	9,899
Other (**)	5,174	3,978	2,743

Total services rendered	154,234	141,345	119,823

	400,731	565,313	529,355

(*)	mainly the United States.
(**)	mainly in the Far East.

Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location
(iii)	Property plant and equipment net of accumulated depreciation and amortization by geographical location:

	December 31
	2012	2011	2010
	$ in thousands
Israel	11,343	10,975	10,299
United States	1,891	5,451	5,571
Europe	9,587	6,713	5,466
Other	1,894	3,525	3,506

Total	24,715	26,664	24,842

Schedule of Revenue by Major Customers
b.	Major customers

Revenues for the years ended December 31, 2012, 2011 and 2010 included revenues recognized from major customers as below:

	Year ended December 31
	2012	2011	2010
	% of revenues
Customer A	*	*	17
Customer B	*	*	11

*Less	than 10% of the Company’s revenues

Cost and Expense
c.	Cost of revenues:

	Year ended December 31
	2012*	2011*	2010
	$ in thousands
1) Cost of products sold:
Materials and subcontractors	103,070	194,819	188,471
Labor costs	15,700	22,523	16,675
Overhead and other expenses	10,484	16,670	19,494

	129,254	234,012	224,640

2) Cost of services rendered:
Materials consumed	45,704	36,728	37,691
Labor costs	37,481	33,557	30,633
Overhead and other expenses	22,784	25,145	19,937

	105,969	95,430	88,261

*	Excludes write-down of inventories and non-cancelable commitments in the amount of $14,255,000 and $6,743,000 in the years ended 2012 and 2011, respectively.

Restructuring Costs
e.	Restructuring costs

Year ended December 31
2012
$ in thousands
The primary components of the restructuring costs: Costs relating to workforce reduction	3,885
Other costs, mainly fixed assets impairment	1,178

5,063

Financial Expenses, Net
f.	Financial expenses—net:

	Year ended December 31
	2012	2011	2010
	$ in thousands
Income:
Interest:
In respect of bank deposits and marketable securities	2,454	1,834	1,005
Other	58	83	40
Non-Dollar transaction gains—net			8

	2,512	1,917	1,053

Expenses:
Interest:
Bank loan	3,391	4,674	5,935
Costs relating to factoring of letters of credit and promissory notes	122	417	525
Net loss from sale of marketable securities		395	909
Impairment of available-for-sale securities			343
Currency translation adjustments	860
Non-Dollar transaction losses—net	2,545	2,072
Bank charges and other	694	910	625

	7,612	8,468	8,337

	(5,100)	(6,551)	(7,284)

Weighted Average Number of Shares for Computation of Earnings Per Share
g.	Earnings per share

Following are data relating to the weighted average number of shares for the purpose of computing earnings per share:

	Year ended December 31
	2012	2011	2010
	In thousands
Weighted average number of shares issued and outstanding (net of treasury shares)—used in computation of basic earnings per share	43,501	39,909	34,911
Add—incremental shares from assumed exercise of options	—	907	867

Weighted average number of shares used in computation of diluted earnings per share	43,501	40,816	35,778

General and Administrative Expense [Member]
Cost and Expense
d.	Selling, general and administrative expenses

	Year ended December 31
	2012	2011	2010
	$ in thousands
Comprised as follows:
Selling	45,167	43,943	38,970
General and administrative	29,975	28,640	27,294

	75,142	72,583	66,264

Significant Accounting Policies - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Y	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company accounts for owned joint venture	50.00%
Shares held	75.40%
Company purchased equity interest	$ 700,000		$ 700,000		$ 700,000
Third part holdings	5.00%
Average annual rate of interest	0.34%
Face amount sold	33,700,000		79,000,000		52,000,000
Impairment on goodwill
Intangible Assets Amortization Period Minimum	7
Intangible Assets Amortization Period Maximum	12
Impairment charge	$ 30,142,000
Revenue recognition period	1 year
Percentage of uncertain tax positions realized upon ultimate resolution	50
Minimum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company accounts for owned joint venture	20.00%
Post-sale service and maintenance period	6 months
Maximum [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Company accounts for owned joint venture	50.00%
Shares held	79.50%
Post-sale service and maintenance period	12 months

Summary of Significant Accounting Policies - Annual Rates of Depreciation (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation, description	Over the term of the lease (mainly 10)
Building [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	3.00%
Minimum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	10.00%
Minimum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	6.00%
Minimum [Member] | Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%
Minimum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%
Maximum [Member] | Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%
Maximum [Member] | Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	15.00%
Maximum [Member] | Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	33.00%
Maximum [Member] | Vehicles [Member]
Property, Plant and Equipment [Line Items]
Annual rate of depreciation	20.00%

Proportionately Consolidated Company and Discontinued Operations - Company's Consolidated Balance Sheet on Basis of Company's Percentage of Holding (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Current assets	$ 562,135	$ 630,613
Property, plant and equipment-net	24,715	26,664	24,842
Funds in respect of employee rights upon retirement	11,280	11,846
Total assets	653,318	747,483	628,341
Liabilities:
Current liabilities	160,870	147,857
Liability for employee rights upon retirement	26,221	26,797
Total liabilities	205,805	257,351
Frontline [Member]
Assets:
Current assets	4,184	2,799
Property, plant and equipment-net	156	112
Funds in respect of employee rights upon retirement	682	603
Total assets	5,022	3,514
Liabilities:
Current liabilities	602	553
Liability for employee rights upon retirement	999	935
Total liabilities	$ 1,601	$ 1,488

Proportionately Consolidated Company and Discontinued Operations - Company's Consolidated Income Statement on Basis of Company's Percentage of Holding (Detail) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Sales of products	$ 246,497	$ 423,968	$ 409,532
Services rendered	154,234	141,345	119,823
COST OF REVENUES:
Cost of products sold	(129,254)	(234,012)	(224,640)
Cost of services rendered	(105,969)	(95,430)	(88,261)
Research and development costs	(71,815)	(84,180)	(78,327)
Selling, general and administrative Expenses	(75,142)	(72,583)	(66,264)
Financial income (expenses)-net	(5,100)	(6,551)	(7,284)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	(45,916)	53,510	50,403
Net cash provided by operating activities	22,929	50,833	49,110
Net cash used in investing activities	119,835	(141,201)	(3,655)
Frontline [Member]
Revenues:
Sales of products	7,978	8,441	8,582
Services rendered	6,145	5,719	5,065
COST OF REVENUES:
Cost of products sold	(54)	(56)	(76)
Cost of services rendered	(2,123)	(1,983)	(1,771)
Research and development costs	(3,112)	(2,827)	(2,622)
Selling, general and administrative Expenses	(2,090)	(2,095)	(2,002)
Financial income (expenses)-net	19	36	(17)
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE TAXES ON INCOME	6,763	7,235	7,159
Net cash provided by operating activities	7,038	7,153	6,306
Net cash used in investing activities	$ (126)	$ (32)	$ (70)

Proportionately Consolidated Company and Discontinued Operations - Additional Information (Detail) (USD $)	12 Months Ended						1 Months Ended	12 Months Ended	1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010	Sep. 30, 2010	Feb. 10, 2011 Orbotech Medical Solutions Ltd [Member]	Dec. 31, 2010 Orbotech Medical Solutions Ltd [Member]	Feb. 10, 2011 Orbotech Ltd. [Member]	May 31, 2011 Orbotech Medical Denmark A/S [Member]	Dec. 31, 2011 Orbotech Medical Denmark A/S [Member]	Dec. 31, 2010 Orbotech Medical Denmark A/S [Member]
Condensed Consolidating Financial Information [Line Items]
Consideration received for sale of a business							$ 9,000,000
Contingent amount to be received upon reaching certain milestones							5,000,000
After-Tax Income			1,363,000		(8,717,000)				6,400,000
Revenue from Subsidiary							800,000	6,100,000		3,100,000	5,600,000
Losses, net of tax							1,000,000	4,000,000		4,000,000	4,700,000
Impairment of Goodwill												700,000
Impairment of intangible assets	$ 30,142,000											$ 800,000

Proportionately Consolidated Company and Discontinued Operations - Summarized Financial Information for Combined Discontinued Operations (Detail) (USD $)
In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidating Financial Information [Line Items]
Total revenues	$ 400,731	$ 565,313	$ 529,355
Income (loss) before income tax benefit	(45,916)	53,510	50,403
Income tax benefit (expenses)	(456)	(7,677)	(7,397)
Income (loss) from discontinued operations, net of tax		1,363	(8,717)
Income (loss) per share (basic) from discontinued operations	$ 1.05	$ (1.15)	$ (1.23)
Income (loss) per share (diluted) from discontinued operations	$ (1.05)	$ 1.13	$ 1.2
Orbotech Medical Denmark A/S [Member]
Condensed Consolidating Financial Information [Line Items]
Total revenues		3,924	11,692
Income (loss) before income tax benefit		1,838	(9,460)
Income tax benefit (expenses)		(475)	743
Income (loss) from discontinued operations, net of tax		$ 1,363	$ (8,717)
Income (loss) per share (basic) from discontinued operations		$ 0.03	$ (0.25)
Income (loss) per share (diluted) from discontinued operations		$ 0.03	$ (0.25)

Inventories - Schedule of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components:
For manufacturing of systems, net*	$ 31,409	$ 43,084
For servicing of systems	26,675	31,869
Inventory Gross	58,084	74,953
Work in process	9,933	9,189
Finished products	25,837	20,967
Inventory Net	$ 93,854	$ 105,109

Inventories - Adjustments in Inventory (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories Net [Line Items]
Balance at beginning of year	$ 6,959	$ 1,386	$ 3,160
Additional provision made during the year	10,982	6,743
Provision utilized upon disposal of inventories	(6,774)	(1,170)	(1,774)
Balance at end of year	$ 11,167	$ 6,959	$ 1,386

Inventories - Adjustments in Inventory (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Inventories Net [Line Items]
Write-down of inventories	$ 14,255	$ 6,743

Property, Plant and Equipment - Composition of Assets Grouped by Major Classifications (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost:
Computer equipment	$ 125,874	$ 121,930
Less-accumulated depreciation and amortization	101,159	95,266
Property plant and equipment, Net	24,715	26,664	24,842
Machinery and Equipment [Member]
Cost:
Computer equipment	28,638	24,512
Leasehold improvements [Member]
Cost:
Computer equipment	39,939	37,977
Land and Building [Member]
Cost:
Computer equipment	5,928	9,602
Office Equipment and Furniture [Member]
Cost:
Computer equipment	10,028	10,074
Computer equipment [Member]
Cost:
Computer equipment	40,868	39,278
Vehicles [Member]
Cost:
Computer equipment	$ 473	$ 487

Property, Plant and Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expenses	$ 8,057,000	$ 7,654,000	$ 9,489,000

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets [Line Items]
Goodwill balance, net	$ 12,444,000	$ 12,444,000
Carrying value of intangible assets, exceeding the fair value	30,142,000
Impairment charge	30,142,000
Amortization of other intangible assets	$ 9,907,000	$ 12,304,000	$ 14,176,000

Goodwill and Other Intangible Assets - Amortized Balance of Other Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 96,158	$ 96,158
Less: Impairment charges	30,142
Accumulated amortization	51,574	41,667
Amortized balance of intangible assets, gross	14,442	54,491
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	65,095	65,095
Customer Relation [Member]
Finite-Lived Intangible Assets [Line Items]
Amortized balance of intangible assets, gross	$ 31,063	$ 31,063

Goodwill and Other Intangible Assets - Estimated Amortization Expense (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
2013	$ 4,048
2014	4,048
2015	3,260
2016	873
2017	813
2018-2019	1,400
Amortized balance of intangible assets, net	$ 14,442	$ 54,491

Long-Term Bank Loan - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Company borrowings	$ 160,000,000
Loan repaid	32,000,000	32,000,000	32,000,000
Principal amount outstanding	64,000,000
Fixed rate debt	24,000,000
Variable rate debt	40,000,000
Interest rate of debt	4.88%
Percentage bearing variable interest	2.00%
Actual interest rate on outstanding variable rate debt	3.33%	3.59%
Minimum shareholders' equity	Greater of $300.0 million or 30% of the total assets
Minimum, shareholders' equity amount	300,000,000
Percentage of loans made by the company	30.00%
Earning before interest tax depreciation and amortization	40,000,000
Discount Bank [Member]
Debt Instrument [Line Items]
Earning before interest tax depreciation and amortization	28,000,000
Prepayment of loan	32,000,000
Fixed interest component	12,000,000
Variable interest component	$ 20,000,000

Liability for Employee Rights Upon Retirement - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan Disclosure [Line Items]
Severance pay expenses	$ 2,663,000	$ 2,403,000	$ 2,170,000
Defined contribution plan expenses	3,850,000	4,083,000	5,239,000
Contribution plan expenses expected	$ 4,000,000

Commitments, Contingent Liabilities and Restriction Placed in Respect of Liabilities - Minimum Lease Commitments of Company and its Subsidiaries Under Operating Leases at Rates in Effect (Detail) (USD $)
In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases Future Minimum Payments Due [Line Items]
2013	$ 9,118
2014	7,041
2015	6,136
2016	4,303
2017	4,214
2018 - 2021	15,840
Minimum lease payments Due, Total	$ 46,652

Commitments, Contingent Liabilities and Restriction Placed in Respect of Liabilities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 KRW	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Selling, general and administrative expenses [Member] USD ($)
Commitments And Contingent Liabilities [Line Items]
Rent Expense	$ 8,206,000		$ 8,549,000	$ 8,454,000
Legal cost-net					4,000,000
Insurance reimbursement					1,600,000
Assessed penalty charges	1,400,000	1,500,000,000
Foreign currency exchange rate	1,067	1,067
Credit risk limit	$ 22,000,000

Shareholders' Equity - Additional Information (Detail) (USD $)	1 Months Ended		12 Months Ended
	Nov. 05, 2012	May 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity [Line Items]
Ordinary Shares, issued and outstanding			43,403,894	43,312,049
Ordinary Shares, held by the company			2,229,595	1,993,293
Public offering of ordinary shares		7,705,000
Public offering price of ordinary shares		$ 12.5
Gross proceeds from from offering		$ 96,300,000
Repurchase of Ordinary Shares, value	30,000,000
Repurchase of Ordinary Shares, shares			236,302
Consideration of repurchase of Ordinary Shares			2,000,000
Percentage of incentive provided			50.00%
Options to purchase, shares outstanding			3,789,430	3,913,259
Restricted shares, granted			301,376
Exercise price of options awarded			May not be less than 100% of the fair market value
Equity remuneration plans			Vest as to 50% after two years from the effective date of grant, 75% after three years and 100% after four years
Expiration period of options			7 years
Compensation cost charged against income			3,070,000	3,728,000	4,725,000
Options to purchase			40,088
Exercise price of options			$ 9.4
Aggregate intrinsic value			$ 8.47
Weighted average grant date fair value of employee options			$ 3.15	$ 3.83	$ 3.83
Total intrinsic value			800,000	2,500,000	1,000,000
Dividend yield			0.00%	0.00%	0.00%
Expected life			4 years 6 months	4 years 6 months	4 years 6 months
Expected volatility			42.60%	43.20%	41.00%
Risk free interest rate			1.50%	1.50%	1.50%
Total unrecognized compensation cost related to non-vested employee options			2,100,000
Total unrecognized compensation cost related to non-vested non-employee options			100,000
Cash dividends on retained earnings			228,569,000	274,148,000
Minimum [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			20.00%
Stock options vesting period, minimum			48 months
Tax on dividend received			15.00%
Maximum [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Expiration period of options			60 months
Tax on dividend received			25.00%
Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee options			$ 3.54	$ 4.06	$ 5.13
Total intrinsic value			27,300	0	6,400
Orbotech Ltd. [Member]
Stockholders Equity [Line Items]
Ordinary Shares, held by the company			1,993,293
Subsidiaries [Member]
Stockholders Equity [Line Items]
Ordinary Shares, held by the company			236,302
Equity Awards [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding, vested			3,026,158
Ordinary shares available for future equity awards			741,554
Ordinary shares outstanding			4,690,120
Compensation cost charged against income			2,900,000	3,600,000	4,700,000
Restricted Stock [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded			$ 9.4	$ 12.48	$ 10.28
Total fair value of employee restricted shares vested			600,000	900,000	1,000,000
Total unrecognized compensation cost related to non-vested employee restricted shares			100,000
Restricted shares awarded to non employees			1,956
Restricted stock units settled to non -employees			48,006
Restricted Stock [Member] | Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded
Total fair value of employee restricted shares vested			4,000	9,000	17,000
Restricted shares awarded to non employees			0	0	0
Restricted stock units settled to non -employees			500
Restricted Stock Units (RSUs) [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded				$ 10.43	$ 10.75
Total intrinsic value of employee RSUs			$ 1,500,000	$ 1,900,000	$ 1,500,000
Total unrecognized compensation cost related to non-vested employee restricted shares			$ 3,000,000
Restricted shares awarded to non employees			249,826
Restricted stock units settled to non -employees			179,899
Restricted Stock Units (RSUs) [Member] | Non Employee [Member]
Stockholders Equity [Line Items]
Weighted average grant date fair value of employee restricted shares awarded			$ 10.21		$ 10.75
Dividend yield			0.00%	0.00%	0.00%
Expected life			7 years	7 years	7 years
Expected volatility			38.10%	37.60%	41.00%
Risk free interest rate			1.50%	1.50%	1.50%
Restricted stock units settled to non -employees				0	0
2000 Plan [Member]
Stockholders Equity [Line Items]
Percentage of incentive provided			50.00%
Options to purchase, shares outstanding			3,689,693
Options to purchase, shares outstanding, vested			2,560,028
Restricted shares, granted, vested			291,295
Ordinary shares available for future equity awards			336,420
2010 Plan [Member]
Stockholders Equity [Line Items]
Ordinary shares available for future equity awards			405,134
Shares reserved for issuance pursuant to awards			1,000,000
Ordinary Shares subject to awards			250,000
Non-performance-based RSU, outstanding			321,372
2010 Plan [Member] | Performance Based RSU [Member]
Stockholders Equity [Line Items]
Performance-based RSU, outstanding			202,844
Equity Incentive Plan [Member]
Stockholders Equity [Line Items]
Options to purchase, shares outstanding				174,835
Equity remuneration plans			Vest in equal annual installments over two, three or four year periods from the grant date
Equity Incentive Plan [Member] | Minimum [Member]
Stockholders Equity [Line Items]
Expiration period of options			7 years
Equity Incentive Plan [Member] | Maximum [Member]
Stockholders Equity [Line Items]
Expiration period of options			10 years

Shareholders' Equity - Employee Equity Awards, Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Option Activity [Line Items]
Outstanding at beginning of year, Number	3,913,259
Granted, Number	441,238
Exercised, Number	(141,167)
Forfeited or expired, Number	(423,900)
Outstanding at end of year, Number	3,789,430
Exercisable at end of year, Number	2,687,140
Outstanding at beginning of year, Weighted average exercise price	$ 11.43
Granted, Weighted average exercise price	$ 8.58
Exercised, Weighted average exercise price	$ 4.58
Forfeited or expired, Weighted average exercise price	$ 16.97
Outstanding at end of year, Weighted average exercise price	$ 10.73
Exercisable at end of year, Weighted average exercise price	$ 11.23
Outstanding at end of year, Weighted average remaining contractual term	3 years 6 months 11 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 8 months 16 days
Outstanding at end of year, Aggregate intrinsic value	$ 3,297
Exercisable at end of year, Aggregate intrinsic value	$ 2,996

Shareholders' Equity - Employee Equity Awards, Options (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Option Activity [Line Items]
Options to purchase	40,088
Exercise price of options	$ 9.4

Shareholders' Equity - Employee Equity Awards, Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Nonvested Restricted Shares Activity [Line Items]
Beginning of year	56,131
Awarded	1,956
Settled	(48,006)
Forfeited	0
End of year	10,081	56,131
Non-vested at beginning of year	$ 11.59
Awarded	$ 9.4	$ 12.48	$ 10.28
Vested	$ 11.77
Forfeited
Non-vested at end of year	$ 10.29	$ 11.59

Shareholders' Equity - Employee Equity Awards, Restricted Stock Units (Detail) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units (RSUs) [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	463,666
Awarded	249,826
Settled	(179,899)
Forfeited	(16,877)
End of year	516,716
Outstanding at beginning of year	$ 9.8
Awarded	$ 8.61
Settled	$ 8.82
Forfeited	$ 9.05
Outstanding at end of year	$ 9.57

Shareholders' Equity - Non-employee Equity Awards, Options (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Schedule Of Stock Option Activity [Line Items]
Outstanding at beginning of year, Number	3,913,259
Granted, Number	441,238
Exercised, Number	(141,167)
Forfeited or expired, Number	(423,900)
Outstanding at end of year, Number	3,789,430
Exercisable at end of year, Number	2,687,140
Outstanding at beginning of year, Weighted average exercise price	$ 11.43
Granted, Weighted average exercise price	$ 8.58
Exercised, Weighted average exercise price	$ 4.58
Outstanding at end of year, Weighted average exercise price	$ 10.73
Exercisable at end of year, Weighted average exercise price	$ 11.23
Outstanding at end of year, Weighted average remaining contractual term	3 years 6 months 11 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 8 months 16 days
Outstanding at end of year, Aggregate intrinsic value	$ 3,297
Exercisable at end of year, Aggregate intrinsic value	2,996
Non Employee [Member]
Schedule Of Stock Option Activity [Line Items]
Outstanding at beginning of year, Number	89,773
Granted, Number	8,700
Exercised, Number	(4,125)
Forfeited or expired, Number	(19,250)
Outstanding at end of year, Number	75,098
Exercisable at end of year, Number	47,723
Outstanding at beginning of year, Weighted average exercise price	$ 14.63
Granted, Weighted average exercise price	$ 8.49
Exercised, Weighted average exercise price	$ 3.98
Forfeited or expired, Weighted average exercise price	$ 24.27
Outstanding at end of year, Weighted average exercise price	$ 12.03
Exercisable at end of year, Weighted average exercise price	$ 13.09
Outstanding at end of year, Weighted average remaining contractual term	3 years 8 months 16 days
Exercisable at end of year, Weighted average remaining contractual term	2 years 7 months 17 days
Outstanding at end of year, Aggregate intrinsic value	38
Exercisable at end of year, Aggregate intrinsic value	$ 38

Shareholders' Equity - Non-employee Equity Awards, Restricted Shares (Detail) (Restricted Stock [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	56,131
Awarded, Number	1,956
Vested, Number	(48,006)
End of year	10,081	56,131
Non-vested at beginning of year	$ 11.59
Awarded, Fair Value	$ 9.4	$ 12.48	$ 10.28
Vested, Fair Value	$ 11.77
Non-vested at end of year	$ 10.29	$ 11.59
Non Employee [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	500
Awarded, Number	0	0	0
Vested, Number	(500)
End of year		500
Non-vested at beginning of year	$ 11.84
Awarded, Fair Value
Vested, Fair Value	$ 11.84
Non-vested at end of year		$ 11.84

Shareholders' Equity - Non-employee Equity Awards, Restricted Stock Units (Detail) (Restricted Stock Units RSUs [Member], Non Employee [Member], USD $)	12 Months Ended
Dec. 31, 2012
Restricted Stock Units RSUs [Member] | Non Employee [Member]
Nonvested Restricted Stock Units Activity [Line Items]
Beginning of year	5,000
Awarded, Number	3,500
Settled, Number	(1,000)
Forfeited, Number
End of year	7,500
Non-vested at beginning of year	$ 10.43
Awarded, Fair Value	$ 8.49
Settled, fair value	$ 10.75
Forfeited, fair value
Non-vested at end of year	$ 9.48

Taxes on Income - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Tax benefits under the Law for the Encouragement of Capital Investments Period	10 years
Period of Income tax benefit - tax exempt	2 years
Percentage of tax subject to dividends distributed from Preferred Income	15.00%
Carryforward tax losses total	$ 213
Carryforward tax losses without expiration date	83
Deferred tax assets valuation allowance	48.4	24
Carryforward capital losses for tax purposes totaled	19
Tax payable upon dividend distribution	30.1
Net interest and penalties expenses	0.2	0.6	(0.1)
Net interest and penalties expenses related to unrecognized tax benefit	1.8	1.6
US Subsidiary [Member]
Income Taxes [Line Items]
Carryforward tax losses total	$ 130.8
Israeli [Member]
Income Taxes [Line Items]
Corporate tax rate	25.00%	24.00%	25.00%
Israeli [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	10.00%
Israeli [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	15.00%
Minimum [Member]
Income Taxes [Line Items]
Income tax rate range	10.00%
Federal operating losses carryforward expired	15 years
Minimum [Member] | Israeli Taxation [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	10.00%
Minimum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	16.50%
Minimum [Member] | Israeli [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	6.00%
Minimum [Member] | Israeli [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	12.00%
Maximum [Member]
Income Taxes [Line Items]
Income tax rate range	25.00%
Federal operating losses carryforward expired	20 years
Maximum [Member] | Israeli Taxation [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	25.00%
Maximum [Member] | Non Israeli Subsidiaries [Member]
Income Taxes [Line Items]
Range of deferred taxes rate	42.00%
Maximum [Member] | Israeli [Member] | Development Zone A [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	7.00%
Maximum [Member] | Israeli [Member] | Other Development Projects [Member]
Income Taxes [Line Items]
Tax rate of Approved enterprise	12.50%

Taxes on Income - Deferred Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components Of Deferred Tax Assets And Liabilities [Line Items]
Provision for vacation pay	$ 553	$ 680
Accrued severance pay	3,513	3,216
Carryforward tax losses	66,120	53,116
Research and development costs	5,415	4,197
Taxes on undistributed income of Israeli subsidiary	(2,236)	(3,517)
Intangible assets	(5,777)	(21,500)
Other	3,267	3,696
Total - Gross	70,855	39,888
Less - valuation allowance*	51,595	26,068	21,744
Total - Net	$ 19,260	$ 13,820

Taxes on Income - Change in Valuation Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Valuation Allowance [Line Items]
Balance at beginning of year	$ 26,068	$ 21,744	$ 24,379
Additions (reductions) during the year	25,527	4,324	(2,635)
Balance at end of year	$ 51,595	$ 26,068	$ 21,744

Taxes on Income - Deferred Taxes Included in Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Significant Components Of Deferred Tax Assets And Liabilities [Line Items]
Current deferred income taxes	$ 7,862	$ 6,580
Non-current deferred income taxes	13,634	8,999
Total	21,496	15,579
Non-current deferred income taxes	2,236	1,759
Total - Net	$ 19,260	$ 13,820

Taxes on Income - Taxes on Income Included in Income Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Total-Current	$ 5,896	$ 5,094	$ 11,263
Total-Deferred	(5,440)	2,583	(3,866)
Actual tax expense	456	7,677	7,397
Israeli [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Total-Current	578	(275)	(1,226)
Total-Deferred	(4,985)	3,110	(1,469)
Non-Israeli [Member]
Schedule Of Components Of Income Tax Expense Benefit [Line Items]
Total-Current	5,318	5,369	12,489
Total-Deferred	$ (455)	$ (527)	$ (2,397)

Taxes on Income - Reconciliation of Theoretical Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	$ (45,916)	$ 53,510	$ 50,403
Theoretical tax expense (benefit) on the above amount	(11,479)	12,842	12,600
Less - tax benefits arising from approved enterprises	(2,495)	(4,731)	(529)
Income tax expense associated with unapproved enterprises	(13,974)	8,111	12,071
Different tax rates applicable to non-Israeli subsidiaries	(9,141)	(4,064)	(2,192)
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes - net	(173)	3,969	5,970
Deferred taxes on losses for which valuation allowance was provided	(1,529)	(4,532)	(5,232)
Other	(254)	(131)	(585)
Net change in valuation allowance	25,527	4,324	(2,635)
Actual tax expense	456	7,677	7,397
Income (loss) from continuing operations before taxes on income	(45,916)	53,510	50,403
Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	(3,885)	19,332	(9,582)
Income (loss) from continuing operations before taxes on income	(3,885)	19,332	(9,582)
Non-Israeli [Member]
Income Tax Expense Benefit [Line Items]
Income (loss) from continuing operations before taxes on income	(42,031)	34,178	59,985
Income (loss) from continuing operations before taxes on income	$ (42,031)	$ 34,178	$ 59,985

Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance at beginning of year	$ 18,301	$ 17,243	$ 13,239
Increases in unrecognized tax benefits as a result of tax positions taken during the year	1,121	4,269	7,893
Decrease in unrecognized tax benefits as a result of tax positions taken during a prior year, net	(121)	(1,582)	(317)
Decreases in unrecognized tax benefits as a result of statute of limitations expirations and tax audits	(985)	(1,629)	(3,572)
Balance at end of year	$ 18,316	$ 18,301	$ 17,243

Taxes on Income - Roll-Forward of Total Amounts of Company's Unrecognized Tax Benefits (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Short term liabilities	$ 3,348,000	$ 2,930,000	$ 5,240,000

Financial Instruments and Risk Management - Notional Amounts of Derivatives (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Euros into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	$ 44.8
Japanese Yen into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	62.7
Dollars into NIS [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	29.7
Korean Won into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	11.1
Taiwan Dollars into Dollars [Member]
Forward exchange contracts for conversion of:
Notional amounts of derivatives	$ 9.5

Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Fair Values Of Financial Instruments [Line Items]
Term of currency derivative	less than one year

Financial Instruments and Risk Management - Activity in Accumulated Other Comprehensive Income (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Balance at beginning of year	$ (600)	$ 581	$ 2,657
Unrealized gains (losses) from derivatives	498	(267)	4,399
Reclassifications into earnings from other comprehensive income (loss)	595	(805)	(6,444)
Tax effect	135	(109)	(31)
Balance at end of year	$ 628	$ (600)	$ 581

Financial Instruments and Risk Management - Company's Assets and Liabilities Measured on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Marketable Securities	$ 15,026
Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	648	11
Liabilities -
Derivative Fair Value of Derivative Liability		575
Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	1,690	14
Liabilities -
Derivative Fair Value of Derivative Liability	573	315
Level 1 [Member]
Assets:
Marketable Securities	15,026
Level 1 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability
Level 1 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability
Level 2 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	648	11
Liabilities -
Derivative Fair Value of Derivative Liability		575
Level 2 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset	1,690	14
Liabilities -
Derivative Fair Value of Derivative Liability	573	315
Level 3 [Member]
Assets:
Marketable Securities
Level 3 [Member] | Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability
Level 3 [Member] | Not Designated as Hedging Instrument [Member]
Assets:
Derivative Fair Value of Derivative Asset
Liabilities -
Derivative Fair Value of Derivative Liability

Financial Instruments and Risk Management - Activity for Financial Assets (Detail) (Auction Rate Securities [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Auction Rate Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance	$ 2,362
Amount realized	(1,967)
Net change in fair value:
Recorded as financial expenses	(395)
Ending Balance

Supplementary Balance Sheet Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Line Items]
Annual interest rates	0.85%

Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Long Term Debt Maturity [Line Items]
Amortized cost	$ 15,026
Aggregate fair value	15,052
Unrealized Gains	97
Unrealized losses	(71)
Short Term Marketable Securities [Member] | Government and corporate debentures [Member]
Long Term Debt Maturity [Line Items]
Amortized cost	2,238
Aggregate fair value	2,221
Unrealized losses	(17)
Long Term Marketable Securities [Member] | Government and corporate debentures [Member]
Long Term Debt Maturity [Line Items]
Amortized cost	12,788
Aggregate fair value	12,831
Unrealized Gains	97
Unrealized losses	$ (54)

Supplementary Balance Sheet Information - Aggregate Fair Value and Unrealized Holding Gains and Losses by Major Security Type (Parenthetical) (Detail) (Long Term Marketable Securities [Member], Minimum [Member])
12 Months Ended
Dec. 31, 2012
Long Term Marketable Securities [Member] | Minimum [Member]
Long Term Debt Maturity [Line Items]
Maximum maturity period of securities	5 years

Supplementary Balance Sheet Information - Balance and Changes in Allowance (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finance Receivable Transferred To Held For Sale [Line Items]
Balance at beginning of year	$ 4,330	$ 7,545	$ 9,195
Increase (decrease) during the year	1,849	(1,265)	(721)
Bad debt written off	(1,614)	(1,950)	(929)
Balance at end of year	$ 4,565	$ 4,330	$ 7,545

Supplementary Balance Sheet Information - Other Accounts Receivable (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finance Receivable Transferred To Held For Sale [Line Items]
Employees	$ 1,362	$ 1,648
Prepaid expenses	12,878	10,822
Deposits in respect of rent and other	4,042	4,270
Israeli Government departments and agencies (mainly value added tax refundable)	1,741	3,893
Advance payments to suppliers	1,725	1,536
Derivative assets	2,338	26
Sundry	5,822	3,968
Accounts Receivable, net	$ 29,908	$ 26,163

Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Employees and employee institutions	$ 15,380	$ 23,401
Government departments and agencies	7,238	8,865
Provision for restructuring	1,396
Derivative liabilities	573	890
Accrued expenses	22,524	21,901
Sundry	4,784	2,533
Accounts payable and accrued liabilities, net	$ 51,895	$ 57,590

Supplementary Balance Sheet Information - Accounts Payable and Accruals Other (Parenthetical) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable And Accrued Liabilities [Line Items]
Provision for non-cancelable commitments	$ 3,273,000
Write-down of inventories	$ 14,255,000	$ 6,743,000

Supplementary Balance Sheet Information - Schedule of Deferred Revenue (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Costs and Future Payment Commitment for Retail Supply Agreements [Line Items]
Deferred revenue relating to warranty commitments	$ 15,588	$ 24,110	$ 24,421
Deferred revenue	1,800	1,800
Deferred Revenue Total	$ 17,388	$ 25,910

Supplementary Balance Sheet Information - Changes in Deferred Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs and Future Payment Commitment for Retail Supply Agreements [Line Items]
Balance at beginning of year	$ 24,110	$ 24,421
Revenue recognized during the year	(29,608)	(31,584)
Deferred revenue relating to new sales	21,086	31,273
Balance at end of year	$ 15,588	$ 24,110

Supplementary Balance Sheet Information - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	$ 628	$ (600)	$ 581
Accumulated currency translation adjustment	(860)	(860)	873
Accumulated other comprehensive income (loss), net	$ 628	$ (1,460)	$ 1,454

Selected Statement of Operations Data - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Number of operating segments	2
Restructuring charge	$ 5,063
Aggregate amounts of ordinary shares	570,084	2,861,827	1,782,069

Selected Statement of Operations Data - Financial Data Relating to Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from unaffiliated customers:
Sales of products	$ 246,497	$ 423,968	$ 409,532
Services rendered	154,234	141,345	119,823
Total revenues	400,731	565,313	529,355
Operating income (loss)	(40,816)	60,061	57,687
Assets (at end of year)	631,822	731,904	597,369
Expenditures for segment assets	9,611	9,864	6,752
Depreciation and amortization	17,964	19,958	23,665
Impairment of intangible assets	30,142
Production solutions for electronics industry [Member]
Revenues from unaffiliated customers:
Sales of products	238,399	417,109	401,822
Services rendered	148,030	135,527	113,761
Total revenues	386,429	552,636	515,583
Operating income (loss)	(39,371)	62,624	60,594
Assets (at end of year)	604,232	707,360	583,366
Expenditures for segment assets	9,552	7,291	6,329
Depreciation and amortization	17,590	19,645	23,331
Impairment of intangible assets	30,142
Recognition software [Member]
Revenues from unaffiliated customers:
Sales of products	8,098	6,859	7,710
Services rendered	6,204	5,818	6,062
Total revenues	14,302	12,677	13,772
Operating income (loss)	3,815	2,725	3,198
Assets (at end of year)	24,428	20,608	12,795
Expenditures for segment assets	59	915	91
Depreciation and amortization	195	154	152
Other Segments [Member]
Revenues from unaffiliated customers:
Operating income (loss)	(5,260)	(5,288)	(6,105)
Assets (at end of year)	3,162	3,936	1,208
Expenditures for segment assets		1,658	332
Depreciation and amortization	$ 179	$ 159	$ 182

Selected Statement of Operations Data - Reconciliation of Assets of Reportable Segments to Data Included in Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 631,822	$ 731,904	$ 597,369
Total assets	653,318	747,483	628,341
Significant Reconciling Items [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	631,822	731,904	597,369
Assets not allocated to segments	$ 21,496	$ 15,579	$ 30,972

Selected Statement of Operations Data - Geographical Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Sales of products:
Sales of products	$ 246,497	$ 423,968	$ 409,532
Services rendered:
Services rendered	154,234	141,345	119,823
Revenue	400,731	565,313	529,355
China [Member]
Sales of products:
Sales of products	77,840	193,415	101,719
Services rendered:
Services rendered	48,986	39,014	28,978
Korea [Member]
Sales of products:
Sales of products	40,640	69,252	141,674
Services rendered:
Services rendered	22,314	23,602	20,171
Taiwan [Member]
Sales of products:
Sales of products	48,694	50,829	83,045
Services rendered:
Services rendered	26,064	24,212	21,263
Japan [Member]
Sales of products:
Sales of products	24,723	42,995	40,846
Services rendered:
Services rendered	20,886	20,811	19,494
North America [Member]
Sales of products:
Sales of products	23,232	33,013	22,610
Services rendered:
Services rendered	19,944	18,427	17,275
Europe [Member]
Sales of products:
Sales of products	9,005	13,924	16,086
Services rendered:
Services rendered	10,866	11,301	9,899
Other [Member]
Sales of products:
Sales of products	22,363	20,540	3,552
Services rendered:
Services rendered	$ 5,174	$ 3,978	$ 2,743

Selected Statement of Operations Data - Property Plant and Equipment Net of Accumulated Depreciation and Amortization by Geographical Location (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 24,715	$ 26,664	$ 24,842
Israeli [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	11,343	10,975	10,299
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	1,891	5,451	5,571
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	9,587	6,713	5,466
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Property plant and equipment	$ 1,894	$ 3,525	$ 3,506

Selected Statement of Operations Data - Schedule of Revenue by Major Customers (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Customer A [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Percentage of revenues			17.00%
Customer B [Member]
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Percentage of revenues			11.00%

Selected Statement of Operations Data - Schedule of Revenue by Major Customers (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2012
Entity Wide Portfolio Carrying Amount, Major Customer [Line Items]
Percentage of revenue maximum	10.00%

Selected Statement of Operations Data - Cost of revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
1) Cost of products sold:
Materials and subcontractors	$ 103,070	$ 194,819	$ 188,471
Labor costs	15,700	22,523	16,675
Overhead and other expenses	10,484	16,670	19,494
Cost of products sold	129,254	234,012	224,640
2) Cost of services rendered:
Materials consumed	45,704	36,728	37,691
Labor costs	37,481	33,557	30,633
Overhead and other expenses	22,784	25,145	19,937
Cost of services rendered	$ 105,969	$ 95,430	$ 88,261

Selected Statement of Operations Data - Cost of revenues (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Component of Operating Other Cost and Expense [Line Items]
Inventory Write-down	$ 14,255	$ 6,743

Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Comprised as follows:
Selling	$ 45,167	$ 43,943	$ 38,970
General and administrative	29,975	28,640	27,294
Selling General and Administrative Expense	$ 75,142	$ 72,583	$ 66,264

Selected Statement of Operations Data - Restructuring Costs (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
The primary components of the restructuring costs:
Costs relating to workforce reduction	$ 3,885
Other costs, mainly fixed assets impairment	1,178
Restructuring cost	$ 5,063

Selected Statement of Operations Data - Financial Expenses, Net (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest:
In respect of bank deposits and marketable securities	$ 2,454	$ 1,834	$ 1,005
Other	58	83	40
Non-Dollar transaction gains - net			8
Income	2,512	1,917	1,053
Interest:
Bank loan	3,391	4,674	5,935
Costs relating to factoring of letters of credit and promissory notes	122	417	525
Net loss from sale of marketable securities		395	909
Impairment of available-for-sale securities			343
Currency translation adjustments	860	860	(873)
Non-Dollar transaction losses - net	2,545	2,072
Bank charges and other	694	910	625
Expenses	7,612	8,468	8,337
Income (Expense)	$ (5,100)	$ (6,551)	$ (7,284)

Selected Statement of Operations Data - Weighted Average Number of Shares for Computation of Earnings Per Share (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Shares Used In Computing Earnings Per Share [Line Items]
Weighted average number of shares issued and outstanding (net of treasury shares)-used in computation of basic earnings per share	43,501	39,909	34,911
Add-incremental shares from assumed exercise of options		907	867
Weighted average number of shares used in computation of diluted earnings per share	43,501	40,816	35,778